UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — December 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Variable Trust

Putnam VT Diversified Income Fund

Annual report
12 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 11, 2020

Dear Shareholder:

Global financial markets overcame a number of uncertainties in 2019. Both stock and bond markets experienced bouts of volatility, but performance recovered despite macroeconomic headwinds and risks. Stock markets worldwide delivered solid returns for the calendar year, with all three major U.S. equity indexes reaching record highs in December. The year was also beneficial for bond investors, as global fixed-income markets posted strong returns, thanks in part to policy easing from central banks.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches, such as maintaining a well-diversified portfolio, thinking about long-term goals, and speaking regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/19)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2019

Class IA: $6.26	Class IB: $6.27

Total return at net asset value
			ICE BofA
			U.S. Treasury
(as of 12/31/19)	Class IA shares*	Class IB shares†	Bill Index
1 year	11.56%	11.23%	2.35%
5 years	22.89	21.47	5.60
Annualized	4.21	3.97	1.10
10 years	63.87	59.89	6.25
Annualized	5.06	4.81	0.61
Life	299.76	281.47	95.42
Annualized	5.41	5.22	2.58

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What was the investment environment like during the 12-month reporting period ended December 31, 2019?

The Federal Reserve shifted back to a more accommodative monetary policy stance early in 2019, joining other world central banks in an unprecedented amount of policy intervention to support global growth. With interest rates falling to historic lows, even negative levels in some countries, and inflation low, investors sought out higher-yielding assets, leading to the outperformance of higher-risk fixed-income assets versus more conservative alternatives.

How did Putnam VT Diversified Income Fund perform?

The fund’s class IA shares posted a return of 11.56%, outperforming a return of 2.35% for the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

Which holdings and strategies contributed to the fund’s performance during the reporting period?

Our mortgage credit positions were the biggest contributor to performance, particularly our exposure to the CMBX BBB-rated Series 6 [2012] Index. [CMBX is an index that references a basket of commercial mortgage-backed securities, or CMBS, issued in a particular year.] Credit spreads tightened meaningfully throughout 2019 as the market became more confident that bleak retail and shopping mall scenarios might not materialize as soon as previously anticipated. Exposure to agency credit risk transfer [CRT] securities was beneficial as well. This sector benefited from upbeat investor sentiment, positive housing fundamentals, and ratings upgrades. Corporate credit also boosted results, particularly our high-yield holdings, which rallied due to the relatively stable economic backdrop. Finally, our term structure strategy was a meaningful contributor, particularly during the summer. With our flattening bias in the U.S. bond market, our interest-rate and yield-curve positioning proved beneficial as rates rallied sharply and the curve flattened further.

What about detractors?

Our active currency strategy and emerging-market debt holdings were modest headwinds in 2019. Our overweight exposure to the Australian dollar and Norwegian krone detracted from results, as both currencies depreciated versus the U.S. dollar during the February–May period. Within emerging markets, our exposure to Argentina debt proved challenging in August. The surprise results of Argentina’s Presidential primary caused bond prices to drop sharply on elevated fears of a less business-friendly government.

How did you use derivatives during the period?

We utilized interest-rate swaps to manage the fund’s duration and yield curve positions. We used credit default swaps to help hedge credit and market risks, gain liquidity on individual names, and increase our exposure to specific sectors. We also used total return swaps to take views on the commercial mortgage-backed securities market.

What is your market outlook for 2020?

We believe that the risk of recession has diminished globally. Central banks appear to be on hold regarding monetary policy for at least the first half of 2020. As a result, we don’t expect short-term interest rates to move significantly over the near term. Consequently, we believe the yield curve is likely to steepen. Within this environment, we think intermediate- and long-term bond yields are likely to drift higher.

The U.S. dollar maintained its relative strength against most currencies in 2019 as the U.S. economy performed better than the rest of the world. We believe the United States will continue to be one of the highest-yielding developed markets. We think this will continue to attract capital flows and provide a further boost to the dollar. Overall, we believe persistent U.S. dollar strength may bolster the fund’s currency positioning.

Given this outlook, how are you positioning the fund?

We believe the fund is very well diversified with balanced risks as 2020 begins. We are generally constructive on both the high-yield and investment-grade corporate bond markets. We continue to find better relative value in CMBX versus cash bonds. We think the negative sentiment toward the retail industry reflected in the index is overblown. Within cash CMBS, we have been focusing on mezzanine tranches rated BBB- that were issued between 2011 and 2014. Securities in this market category offered a significant yield premium over many other areas. We are currently avoiding 2015 and newer vintage mezzanine securities. Within agency CRTs, an improving fundamental and technical story for housing has tempered our downside risk views. We still like seasoned deals for their relative stability and value, but also find newer deals attractive. We also continue to find value among legacy residential mortgage-backed securities, where we think a steadily shrinking market and stable investor base provide a supportive technical backdrop. Finally, we continue to find what we perceive as attractive relative value in a handful of regions, with Brazil, Mexico, Argentina, and Indonesia being some of our more meaningful exposures.

Within term structure, we positioned the portfolio at the end of 2019 for a steepening yield-curve bias. Within prepayment-sensitive areas of the market, we’ve focused our selection efforts on securities backed by reverse mortgages, jumbo loan balances, and seasoned collateral to help dampen prepayment volatility and help capture value.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally

2 Putnam VT Diversified Income Fund

greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/19 to 12/31/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.81%	1.06%
Annualized expense ratio for the six-month
period ended 12/31/19*	0.79%	1.04%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/19		ended 12/31/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.07	$5.35	$4.02	$5.30
Ending value
(after
expenses)	$1,043.30	$1,041.50	$1,021.22	$1,019.96

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Diversified Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/19

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (56.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.4%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$38,692	$42,892
5.00%, with due dates from 4/20/49 to 8/20/49	1,525,716	1,677,144
4.50%, TBA, 1/1/50	3,000,000	3,136,875
4.00%, TBA, 1/1/50	3,000,000	3,105,469
3.50%, with due dates from 9/20/49 to 11/20/49	297,246	309,811
3.50%, 8/20/45 [i]	947,865	992,547
		9,264,738
U.S. Government Agency Mortgage Obligations (52.4%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	101,967	112,155
4.50%, 5/1/49	55,139	59,960
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/50	3,000,000	3,230,625
4.00%, TBA, 1/1/50	18,000,000	18,724,219
3.50%, TBA, 1/1/50	27,000,000	27,778,359
3.00%, TBA, 2/1/50	12,000,000	12,165,000
3.00%, TBA, 1/1/50	32,000,000	32,460,000
2.50%, TBA, 2/1/50	8,000,000	7,907,500
2.50%, TBA, 1/1/50	8,000,000	7,911,875
		110,349,693
Total U.S. government and agency mortgage
obligations (cost $119,509,168)		$119,614,431

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%,
7/15/22 [i]	$111,891	$112,535
Total U.S. treasury obligations (cost $112,535)		$112,535

MORTGAGE-BACKED SECURITIES (36.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (17.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$23,559	$37,714
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	67,942	105,806
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month
US LIBOR) + 22.28%), 16.534%, 12/15/36	46,236	65,678
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 14.641%, 3/15/35	146,259	193,076
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,032,496	197,310
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	950,037	160,942
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	451,192	68,742
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	977,284	129,485
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 4.46%, 12/15/47	2,312,456	347,562
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.36%, 8/15/56	3,214,901	717,566
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.36%, 4/15/47	984,082	196,702
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	670,711	88,869
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,059,572	165,293
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,435,466	360,084
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,564,817	327,033
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	755,456	113,318
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,138,929	137,047
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,752,275	371,557

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	$2,234,481	$315,415
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	700,498	54,260
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	720,143	52,523
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	831,464	31,463
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.375%, 7/25/43 W	842,489	8,425
REMICs Ser. 3300, PO, zero %, 2/15/37	14,029	12,342
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	756	621
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 29.148%, 7/25/36	28,193	49,709
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	95,587	155,474
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	62,811	96,302
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x
1 Month US LIBOR) + 23.10%), 16.828%, 11/25/35	63,659	84,946
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x
1 Month US LIBOR) + 23.28%), 16.713%, 2/25/38	57,434	74,572
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 12.735%, 11/25/34	54,709	63,162
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,272,756	275,347
Interest Strip Ser. 374, Class 6, IO, 5.50%,
8/25/36	100,242	18,540
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,188,225	440,884
Interest Strip Ser. 378, Class 19, IO, 5.00%,
6/25/35	317,223	57,305
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x
1 Month US LIBOR) + 6.60%), 4.808%, 9/25/43	1,878,653	358,587
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 4.608%, 4/25/40	624,627	115,556
Interest Strip Ser. 366, Class 22, IO, 4.50%,
10/25/35	2,943	39
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	302,545	62,880
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,455,329	141,021
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x
1 Month US LIBOR) + 6.25%), 4.458%, 3/25/48	3,407,325	588,786
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 4.408%, 6/25/45	3,176,041	531,231
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 4.358%, 5/25/47	7,377,416	1,279,539
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 12/25/48	2,813,759	370,185
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 12/25/46	2,179,681	381,444
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 4.258%, 8/25/49	3,557,988	578,173
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x
1 Month US LIBOR) + 6.00%), 4.208%, 7/25/39	1,608,277	85,778
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 4.158%, 2/25/43	1,348,079	269,616
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	986,043	140,511
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,051,539	129,919
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	3,207,638	437,041
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	924,468	117,223
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	765,701	87,382
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,795,948	230,616
REMICs Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	897,932	11,215
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,033,514	52,641
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,351,700	100,610
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	822,679	26,541

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	$681,196	$14,441
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	4,398	4,013
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	730,501	148,241
Ser. 16-42, IO, 5.00%, 2/20/46	1,240,053	242,327
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,186,138	178,715
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,214,410	480,527
Ser. 14-76, IO, 5.00%, 5/20/44	662,981	137,274
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	709,890	145,811
Ser. 12-146, IO, 5.00%, 12/20/42	1,085,781	226,483
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	373,950	77,071
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	549,143	114,700
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,410,504	499,697
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,381,060	281,501
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,113,517	426,858
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	457,220	94,249
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,116,118	678,162
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	831,852	140,375
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,438,687	188,655
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	961,819	103,309
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,090,963	211,374
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,636,944	316,865
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	617,072	67,282
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	211,905	24,577
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	918,821	172,650
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,100,266	166,282
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,128,476	206,160
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,140,910	218,087
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	564,757	107,812
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	574,081	120,850
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.18%), 4.415%, 4/20/44	3,347,513	594,184
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 4.385%, 9/20/43	612,277	108,777
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.36%, 7/16/43	367,127	59,801
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 8/20/49	5,787,003	1,012,494
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 7/20/49	6,479,053	955,919
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 8/20/49	225,790	27,942
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 6/20/49	325,690	51,296
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,184,911	525,893
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	955,208	161,703
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,998,091	345,352
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,192,853	168,025
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,229,614	132,429
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	739,655	120,713
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,173,868	201,373
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,641,071	320,970
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 3.835%, 8/20/44	1,649,141	253,556
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,374,867	241,977
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,384,991	308,332
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,007,043	266,565
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	794,323	57,460
Ser. 13-76, IO, 3.50%, 5/20/43	2,094,875	325,858
Ser. 13-28, IO, 3.50%, 2/20/43	683,478	101,838

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	$999,259	$136,459
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,604,067	220,928
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	666,859	91,406
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,185,990	208,916
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,376,887	240,881
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,848,673	314,647
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,446,658	102,423
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,255,597	176,568
Ser. 17-H16, Class JI, IO, 2.676%, 8/20/67 W	3,714,872	482,933
Ser. 15-H10, Class BI, IO, 2.558%, 4/20/65 W	2,198,952	190,183
Ser. 16-H14, Class AI, IO, 2.542%, 6/20/66 W	2,397,336	230,300
Ser. 16-H03, Class AI, IO, 2.538%, 1/20/66 W	2,539,341	212,670
Ser. 16-H09, Class BI, IO, 2.515%, 4/20/66 W	4,339,727	411,332
Ser. 16-H17, Class KI, IO, 2.454%, 7/20/66 W	1,693,432	175,694
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66 W	2,471,428	251,344
Ser. 17-H11, Class TI, IO, 2.375%, 4/20/67 W	2,194,559	249,225
Ser. 18-H03, Class XI, IO, 2.339%, 2/20/68 W	3,022,275	378,691
Ser. 17-H12, Class QI, IO, 2.331%, 5/20/67 W	3,011,283	323,987
Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67 W	2,899,696	312,297
Ser. 16-H02, Class HI, IO, 2.287%, 1/20/66 W	3,566,487	260,710
Ser. 18-H05, Class AI, IO, 2.283%, 2/20/68 W	2,750,681	368,763
Ser. 17-H02, Class BI, IO, 2.258%, 1/20/67 W	2,595,165	298,602
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66 W	9,553,341	1,004,056
Ser. 16-H10, Class AI, IO, 2.193%, 4/20/66 W	4,980,898	319,913
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67 W	3,794,123	401,039
Ser. 16-H22, Class AI, IO, 2.174%, 10/20/66 W	3,292,140	339,703
Ser. 17-H16, Class IG, IO, 2.143%, 7/20/67 W	3,374,818	291,078
Ser. 17-H16, Class IB, IO, 2.118%, 8/20/67 W	3,223,078	273,665
Ser. 15-H24, Class AI, IO, 2.116%, 9/20/65 W	2,902,661	257,957
Ser. 16-H06, Class DI, IO, 2.079%, 7/20/65	4,808,421	344,326
Ser. 18-H05, Class BI, IO, 2.05%, 2/20/68 W	3,451,804	457,364
Ser. 16-H24, Class JI, IO, 2.043%, 11/20/66 W	3,007,299	349,599
Ser. 16-H03, Class DI, IO, 2.012%, 12/20/65 W	3,023,952	249,476
Ser. 17-H11, Class DI, IO, 1.908%, 5/20/67 W	2,644,505	277,673
Ser. 15-H25, Class EI, IO, 1.889%, 10/20/65 W	2,682,436	219,155
Ser. 17-H09, IO, 1.861%, 4/20/67 W	3,545,031	321,148
FRB Ser. 15-H08, Class CI, IO, 1.832%, 3/20/65 W	1,639,471	124,724
Ser. 17-H10, Class MI, IO, 1.815%, 4/20/67 W	4,942,359	436,905
Ser. 16-H06, Class CI, IO, 1.804%, 2/20/66 W	5,256,042	319,946
Ser. 15-H23, Class BI, IO, 1.775%, 9/20/65 W	3,512,490	264,490
Ser. 16-H24, Class CI, IO, 1.73%, 10/20/66 W	2,358,716	176,800
Ser. 16-H14, IO, 1.717%, 6/20/66 W	1,929,886	131,155
Ser. 13-H08, Class CI, IO, 1.677%, 2/20/63 W	3,839,884	178,939
Ser. 15-H25, Class AI, IO, 1.645%, 9/20/65 W	4,856,876	358,923
Ser. 14-H21, Class BI, IO, 1.572%, 10/20/64 W	3,059,055	192,720
Ser. 15-H26, Class CI, IO, 0.332%, 8/20/65 W	5,908,914	66,180
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,376	1,186
		36,805,492
Commercial mortgage-backed securities (8.2%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	1,539,801	15
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45 W	879,000	755,940
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	406,341	408,372
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39 W	362,214	181,107
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42 W	275,000	155,368
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD5, Class XS, IO, zero %, 11/15/44 W	33,456	—

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47 W	$326,000	$328,494
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	801,137
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45 W	351,000	263,250
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	427,587
FRB Ser. 13-CR9, Class D, 4.246%, 7/10/45 W	452,000	409,289
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.884%, 12/15/39 W	1,092,965	5,057
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 5.719%, 9/15/39 W	9,206	9,206
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	81,037	82,299
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.772%, 4/15/50 W	307,000	295,647
GS Mortgage Securities Corp., II 144A FRB
Ser. 05-GG4, Class XC, IO, 1.368%, 7/10/39 W	402,883	40
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	675,000	568,164
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47 W	987,000	941,252
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	350,000	345,090
FRB Ser. 14-C18, Class E, 4.31%, 2/15/47 W	381,000	330,415
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	467,597
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46 W	408,000	369,676
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51 W	403,000	382,850
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46 W	401,000	381,937
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	629,314
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	1,835,613	18
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5.811%, 12/15/49 W	206,050	311
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46 W	750,000	390,000
FRB Ser. 13-C10, Class D, 4.081%, 7/15/46 W	478,000	472,924
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	301,549
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	293,339	73,335
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	25,142	25,115
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	267,432	243,525
STRIPs III, Ltd. 144A Ser. 03-1A, Class N, IO,
5.00%, 3/24/20 (Cayman Islands) (In default) † W	158,000	16
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	472,775	17,377
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.89%, 5/10/63 W	490,000	147,147
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.085%, 5/15/46 W	1,439,676	14
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.284%, 7/15/46 W	649,000	574,733
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	644,540
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	1,068,410
FRB Ser. 12-C7, Class E, 4.813%, 6/15/45 W	875,000	752,500
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,987,772
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46 W	1,231,000	1,004,407
FRB Ser. 12-C10, Class D, 4.43%, 12/15/45 W	1,152,000	1,002,174
		17,244,970

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (11.1%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
3.90%, 11/27/36 W	$479,662	$378,933
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 4.164%, 10/25/35 W	321,430	296,956
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 6.542%, 10/25/27
(Bermuda)	220,000	230,931
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2,
(1 Month US LIBOR + 0.18%), 1.972%, 11/25/47	216,523	187,043
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 2.142%, 3/25/37	795,329	694,960
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 3.739%, 9/25/35	258,542	255,245
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.179%, 6/25/46	326,562	301,963
FRB Ser. 06-OA7, Class 1A1, 2.97%, 6/25/46 W	796,419	702,044
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR
+ 0.35%), 2.142%, 8/25/36	291,991	162,660
FRB Ser. 05-38, Class A3, (1 Month US LIBOR
+ 0.35%), 2.142%, 9/25/35	349,419	334,261
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 2.095%, 11/20/35	369,350	351,385
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 2.002%, 4/25/47	154,573	133,628
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 1.982%, 8/25/46	231,634	217,736
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 1.982%, 8/25/46	301,713	277,576
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 1.982%, 8/25/46	1,466,377	1,317,306
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.19%), 1.982%, 12/25/36	398,612	236,113
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 11.792%, 7/25/28	1,026,928	1,362,895
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 11.142%, 4/25/28	520,894	671,781
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 9.342%, 12/25/27	419,182	502,537
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 6.942%, 11/25/28	590,000	644,350
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 12.792%, 10/25/48	120,000	156,686
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 12.292%, 3/25/49	152,000	197,063
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 9.542%, 9/25/48	143,000	156,104
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 6.042%, 10/25/48	50,000	54,092
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	261,089

8 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 4.442%, 1/25/49	$249,000	$253,213
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 4.242%, 3/25/49	205,261	207,368
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 4.142%, 2/25/49	63,000	63,628
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 4.092%, 10/25/48	110,600	112,192
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.042%,
9/25/28	971,125	1,399,796
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 13.542%,
10/25/28	498,478	707,751
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%), 13.542%,
8/25/28	272,754	383,767
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 12.542%,
1/25/29	89,778	119,705
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%,
10/25/28	1,097,046	1,183,667
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%,
4/25/28	912,005	1,011,295
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%,
4/25/28	117,132	124,592
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 7.292%,
9/25/29	405,000	475,351
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, (1 Month US LIBOR + 5.00%), 6.792%,
7/25/25	1,145,796	1,241,455
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%,
7/25/25	123,245	130,689
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 6.642%,
10/25/29	445,000	502,649
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%,
5/25/30	22,000	23,994
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%,
2/25/30	30,000	32,611
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 6.042%,
1/25/31	620,000	675,817
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%,
5/25/25	26,033	27,517
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 5.792%,
5/25/25	53,383	55,393
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 5.392%,
1/25/30	160,000	168,855

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 5.342%,
7/25/30	$212,000	$224,016
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2B1, (1 Month US LIBOR
+ 5.25%), 7.042%, 6/25/39	200,000	218,816
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 5.892%, 9/25/31	200,000	212,749
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 1.972%, 5/25/36	615,374	253,677
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 2.102%,
5/25/37	214,508	155,461
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%), 2.284%,
5/19/35	226,975	138,091
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
1.992%, 6/25/37	278,820	159,817
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	260,000	259,350
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 3.027%, 2/26/37	281,232	251,561
MortgageIT Trust FRB Ser. 05-3, Class M2,
(1 Month US LIBOR + 0.80%), 2.587%, 8/25/35	106,442	103,616
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 7.542%, 4/25/27
(Bermuda)	280,000	285,600
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 1.952%, 1/25/37	400,095	381,289
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 1.972%, 1/25/37	397,536	363,371
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (1 Month US LIBOR
+ 0.17%), 1.962%, 7/25/47	159,346	124,162
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.141%, 9/25/35 W	290,113	290,701
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR
+ 0.40%), 2.192%, 12/25/45	272,844	263,877
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 2.142%, 12/25/45	608,519	583,688
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR5, Class 1A1, 5.172%, 4/25/36 W	151,356	155,897
		23,412,381
Total mortgage-backed securities (cost $77,729,977)		$77,462,843

CORPORATE BONDS AND NOTES (20.3%)* Principal amount		Value

Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec.
sub. notes 5.875%, 12/1/27	$10,000	$10,500
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	102,000	114,325
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	40,000	41,200
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	77,000	77,385

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Basic materials cont.
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	$160,000	$168,800
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	168,000	174,720
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	193,000	200,720
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	42,000	43,680
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	75,000	82,219
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	44,000	45,324
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	29,000	25,665
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	49,000	49,368
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	140,000	148,750
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	48,000	48,000
Freeport-McMoRan, Inc. company guaranty sr. unsec.
unsub. notes 5.45%, 3/15/43 (Indonesia)	20,000	20,700
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	216,000	226,800
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	126,000	136,080
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	132,000	133,980
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	49,000	51,695
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	29,000	29,870
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	100,000	103,375
Mercer International, Inc. sr. unsec.
notes 7.375%, 1/15/25 (Canada)	20,000	21,529
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	74,000	76,775
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	55,000	55,963
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	40,000	42,564
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	385,000	403,769
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	129,000	135,773
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	65,000	65,488
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	170,796
Starfruit Finco BV/Starfruit US Holdco, LLC 144A
sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	150,000	158,250
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	45,000	47,859
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	17,000	17,470
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	125,000	130,625
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	85,000	86,591

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Basic materials cont.
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	$115,000	$120,031
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	165,000	172,224
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	83,000	91,715
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	66,000	69,383
		3,799,961
Capital goods (1.7%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	155,000	160,813
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	75,000	79,500
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	95,000	95,687
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. sub. notes
4.125%, 8/15/26
(Ireland)	215,000	220,375
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	82,000	84,621
Berry Global Escrow Corp. 144A notes 5.625%,
7/15/27	45,000	48,263
Berry Global Escrow Corp. 144A sr. notes 4.875%,
7/15/26	45,000	47,462
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	105,000	106,181
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	100,000	102,625
Berry Global, Inc. 144A notes 4.50%, 2/15/26	32,000	32,870
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	39,000	42,754
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	35,000	37,541
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	65,000	68,413
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	155,000	163,719
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	111,000	131,813
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	95,000	99,881
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	144,000	152,280
Moog, Inc. 144A company guaranty sr. unsec.
notes 4.25%, 12/15/27	40,000	40,704
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	85,000	87,656
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	117,000	126,068
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	90,000	95,625
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	118,000	120,130
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	195,000	201,338
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	210,000	217,875

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Capital goods cont.
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	$171,000	$186,818
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	80,000	83,600
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	50,000	53,031
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	379,000	410,309
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	145,000	146,628
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡	70,000	72,625
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%,
2/15/26	108,000	112,590
		3,629,795
Communication services (1.8%)
Altice Financing SA 144A company
guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)	200,000	203,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	253,000	266,599
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	788,000	843,160
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.00%, 2/1/28	166,000	174,187
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	78,000	78,088
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	98,000	105,595
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	146,000	156,585
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	117,000	119,559
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	111,000	120,549
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R	30,000	31,838
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	42,000	42,525
Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 8.00%, 2/15/24 (Bermuda)	8,000	8,210
Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 5.625%, 2/1/23	53,000	53,159
Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 3/15/26	194,000	201,760
Level 3 Financing, Inc. 144A company guaranty
sr. unsec. notes 4.625%, 9/15/27	45,000	46,071
Quebecor Media, Inc. sr. unsec. unsub. notes
5.75%, 1/15/23 (Canada)	36,000	39,105
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	101,000	108,828
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	328,000	361,892
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	175,000	185,063
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	135,000	139,500
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	16,000	17,040
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	116,000	121,546
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	45,000	46,125

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Communication services cont.
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		$172,000	$181,460
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	64,200
Virgin Media Secured Finance PLC 144A
company guaranty sr. bonds 5.00%,
4/15/27 (United Kingdom)	GBP	100,000	140,167
			3,856,311
Consumer cyclicals (3.7%)
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26		$30,000	31,875
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28		45,000	45,675
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26		50,000	53,625
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	46,744
Brookfield Residential Properties, Inc. /Brookfield
Residential US Corp. 144A company guaranty
sr. unsec. notes 6.25%, 9/15/27 (Canada)		45,000	47,475
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26		45,000	47,925
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	52,572
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	66,056
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27		65,000	67,685
Codere Finance 2 Luxembourg SA company
guaranty sr. notes Ser. REGS, 6.75%, 11/1/21
(Luxembourg)	EUR	100,000	103,685
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25		$160,000	165,600
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	121,386
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%,
8/15/27		204,000	198,390
Eldorado Resorts, Inc. company guaranty
sr. unsec. notes 6.00%, 9/15/26		20,000	22,025
Eldorado Resorts, Inc. company guaranty
sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	67,600
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27		101,000	108,070
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24		84,000	88,410
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		70,000	72,888
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27		189,000	210,026
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	94,912
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		180,000	191,250
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		142,000	148,035
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26		79,202	85,934

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	$222,931	$246,339
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	50,000	55,625
IHS Markit, Ltd. 144A company guaranty notes
4.75%, 2/15/25 (United Kingdom)	80,000	87,000
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	25,000	26,313
Installed Building Products, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 2/1/28	20,000	21,375
Iron Mountain, Inc. 144A company guaranty
sr. unsec. bonds 5.25%, 3/15/28 R	160,000	166,400
Iron Mountain, Inc. 144A company guaranty
sr. unsec. notes 4.875%, 9/15/27 R	170,000	175,100
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	15,000	15,300
JC Penney Corp., Inc. company guaranty sr. unsec.
unsub. bonds 7.40%, 4/1/37	84,000	29,610
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	60,000	61,350
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	38,000	39,121
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	69,000	76,935
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	129,000	129,645
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	90,000	94,052
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	67,000	69,345
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/15/27	30,000	31,050
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	65,000	69,225
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	35,000	36,969
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	39,000	41,730
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	140,000	145,600
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27	85,000	89,569
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	95,000	98,772
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	193,000	196,619
NCI Building Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	107,000	111,681
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	70,000	72,975
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%,
7/15/27	140,000	147,532
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	149,000	153,470
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	124,000	124,465
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	66,000	67,650

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Outfront Media Capital, LLC/ Outfront Media
Capital Corp. 144A sr. unsec. bonds 4.625%,
3/15/30	$29,000	$29,508
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	200,000	202,750
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	48,000	50,280
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	109,000	112,134
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	9,000	11,565
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	155,000	173,213
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	17,000	18,551
Sabre GLBL, Inc. 144A company guaranty
sr. notes 5.375%, 4/15/23	131,000	134,210
Scientific Games International, Inc. 144A company
guaranty sr. notes 5.00%, 10/15/25	125,000	130,781
Scotts Miracle-Gro, Co. (The) 144A sr. unsec.
notes 4.50%, 10/15/29	211,000	215,684
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	95,000	97,138
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%,
7/1/29	110,000	118,936
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%,
8/1/27	157,000	165,635
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	178,000	189,793
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	147,000	152,329
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	51,625
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25	135,000	141,919
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	151,000	155,153
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	10,000	10,250
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	110,000	108,763
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	70,000	70,088
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	87,000	88,305
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	90,000	94,950
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec. sub. notes
5.25%, 5/15/27	220,000	233,750
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29	115,000	123,338
		7,699,308
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 5.00%, 10/15/25 (Canada)	135,000	140,063
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 4.375%, 1/15/28 (Canada)	63,000	63,158
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. notes 3.875%, 1/15/28 (Canada)	80,000	80,400

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Consumer staples cont.
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27		$175,000	$174,790
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,176
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	37,275
Europcar Mobility Group notes Ser. REGS,
4.125%, 11/15/24 (France)	EUR	100,000	111,273
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27		$45,000	47,363
Golden Nugget, Inc. 144A company guaranty
sr. unsec. sub. notes 8.75%, 10/1/25		81,000	86,619
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		180,000	186,300
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26		165,000	170,981
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26		115,000	121,325
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24		115,000	119,169
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27		65,000	68,413
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	137,800
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	33,960
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27		217,000	226,223
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	56,938
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	93,483
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	166,284
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	53,249
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	30,469
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%,
4/1/26		85,000	88,634
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 1/15/28		20,000	20,950
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%,
1/15/30		45,000	47,138
			2,373,433
Energy (3.6%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22
(Norway)		150,000	154,125
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)		34,000	36,125
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		90,000	78,300
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21		100,000	95,219
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22		68,000	60,690
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26		87,000	91,785
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		79,000	78,576

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Energy cont.
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	$22,000	$17,545
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	42,000	18,060
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	75,000	95,536
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	105,000	118,068
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	230,000	254,191
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	132,000	113,520
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	200,000	193,500
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	75,000	78,744
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	140,000	147,000
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	91,000	100,750
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	255,000	240,975
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	129,000	134,274
Hess Midstream Operations LP 144A sr. unsec.
notes 5.125%, 6/15/28	50,000	50,625
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	181,000	188,919
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	59,000	55,460
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	7,000	7,044
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	37,000	37,093
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	90,000	93,609
Nabors Industries, Inc. company guaranty sr. unsec.
notes 5.75%, 2/1/25	115,000	103,500
Nabors Industries, Inc. company guaranty sr. unsec.
notes 5.50%, 1/15/23	15,000	14,400
Nine Energy Service, Inc. 144A sr. unsec. notes
8.75%, 11/1/23	45,000	36,450
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	46,000	23,897
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	44,000	42,350
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	29,000	24,288
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	210,604
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	300,384
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	541,000	660,020
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	432,000	484,920
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	1,001,000	1,071,038

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Energy cont.
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	$169,000	$192,871
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	35,000	38,106
Petrobras Global Finance BV 144A company
guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)	306,000	327,882
Petroleos de Venezuela SA company guaranty
sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26
(Venezuela) (In default) †	378,000	29,295
Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	23,018
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	58,900
Petroleos Mexicanos 144A company guaranty
sr. unsec. bonds 7.69%, 1/23/50 (Mexico)	311,000	339,407
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 7.125%, 1/15/26 (Canada)	41,000	38,950
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	73,109
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	69,000	58,850
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	20,000	19,657
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	20,000	19,050
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	40,000	39,200
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	74,000	74,740
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	171,000	167,580
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	56,000	57,120
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,300
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.50%, 7/15/27	45,000	49,275
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A sr. unsec.
bonds 5.50%, 3/1/30	30,000	30,825
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	75,650	77,730
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	49,000	51,940
Transocean Sentry, Ltd. 144A company
guaranty sr. notes 5.375%, 5/15/23
(Cayman Islands)	80,000	81,400
Transocean, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 7/15/23	4,000	4,225
Valaris PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	45,000	25,423
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	31,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	25,300

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Energy cont.
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	$68,000	$72,590
WPX Energy, Inc. sr. unsec. sub. notes 5.25%,
10/15/27	81,000	85,455
		7,637,984
Financials (2.6%)
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes 6.75%,
10/15/27	70,000	74,967
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	392,000	544,135
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	85,000	95,094
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	97,200
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	55,438
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	90,800
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	75,000	84,411
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	150,000	161,625
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	65,000	71,500
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	84,000	89,040
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29	85,000	94,881
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	174,000	192,705
Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6.625%, 3/15/26	45,000	48,656
Credit Acceptance Corp. 144A sr. unsec.
notes 5.125%, 12/31/24	45,000	46,731
Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31	250,000	336,250
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	80,000	82,700
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	60,000	65,379
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	45,000	44,213
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	90,000	98,164
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	71,000	78,483
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	95,000	96,741
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	75,000	77,813
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26	87,000	92,655
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 5.25%, 5/15/27	55,000	56,245
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 4.75%, 9/15/24	55,000	56,513
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity (Italy)	200,000	214,214

14 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Financials cont.
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		$130,000	$134,713
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		131,000	132,436
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		45,000	46,181
LPL Holdings, Inc. 144A company guaranty
sr. unsec. notes 5.75%, 9/15/25		160,000	167,400
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R		40,000	41,700
Miller Homes Group Holdings PLC company
guaranty sr. notes Ser. REGS, 5.50%, 10/15/24
(United Kingdom)	GBP	100,000	137,018
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26		$30,000	33,225
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21		83,000	83,208
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		110,000	107,800
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)		200,000	230,250
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)		95,000	133,145
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		200,000	204,376
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	57,810
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		77,000	87,588
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%,
11/15/29		100,000	104,380
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	126,600
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28		45,000	49,050
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		65,000	58,825
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)		200,000	221,669
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		300,000	324,990
			5,528,917
Health care (2.1%)
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27		115,000	131,100
Bausch Health Cos., Inc. company guaranty
sr. unsec. notes Ser. REGS, 4.50%,
5/15/23	EUR	100,000	113,577
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$70,000	73,150
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 1/30/30		40,000	41,480
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	97,113
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	49,671
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	154,985

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Health care cont.
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 1/30/28	$40,000	$41,056
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	130,000	135,200
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	45,000	46,013
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	135,000	137,700
Centene Corp. 144A sr. unsec. bonds 4.625%,
12/15/29	205,000	215,527
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	50,000	53,063
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	366,000	371,490
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	85,000	68,850
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	120,000	123,600
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	130,000	145,643
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	103,851
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	100,000	111,375
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	74,000	81,770
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	150,000	154,828
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	83,000	85,386
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	105,000	111,613
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	25,000	25,688
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	130,000	138,125
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	35,000	36,488
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	478,000	492,340
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	55,000	56,306
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	45,000	48,431
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	195,000	205,969
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	350,000	366,590
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	200,000	202,400
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	60,000	62,400
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26	40,000	42,600
		4,325,378
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	60,000	63,825
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	30,000	31,275

Putnam VT Diversified Income Fund 15

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount	Value

Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	$405,000	$466,236
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	103,000	108,665
Dun & Bradstreet Corp. (The) 144A sr. notes
6.875%, 8/15/26	45,000	49,669
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	78,000	77,584
Plantronics, Inc. 144A company guaranty
sr. unsec. notes 5.50%, 5/31/23	304,000	297,160
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	75,000	79,875
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	152,000	162,260
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	75,000	77,438
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	210,000	217,088
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	145,000	151,163
		1,782,238
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	162,000	164,430
		164,430
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.50%, 4/15/25	280,000	289,100
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	50,000	53,375
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.875%, 5/15/23	73,000	74,278
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.50%, 3/15/23	50,000	51,250
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	65,000	67,681
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	140,000	141,242
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	40,000	40,850
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	335,436
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	75,000	81,938
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	23,000	24,955
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	115,000	124,775
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	65,000	68,094
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	108,000	111,677
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	95,000	102,719
Texas Competitive Electric Holdings Co. , LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	119,000	179
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	60,000	64,200
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	60,000	62,699

CORPORATE BONDS
AND NOTES (20.3%)* cont.	Principal amount		Value

Utilities and power cont.
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29		$40,000	$40,808
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24		25,000	25,325
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27		56,000	59,010
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26		129,000	136,740
			1,956,331
Total corporate bonds and notes (cost $41,634,370)			$42,754,086

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.7%)*	Principal amount		Value

Angola (Republic of) 144A sr. unsec. notes 8.00%,
11/26/29 (Angola)		$820,000	$873,672
Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)		1,700,000	884,000
Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)		285,000	199,500
Brazil (Federal Republic of) sr. unsec.
unsub. bonds 4.625%, 1/13/28 (Brazil)		888,000	954,137
Brazil (Federal Republic of) sr. unsec.
unsub. notes 4.25%, 1/7/25 (Brazil)		405,000	430,819
Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%, 6/15/27
(Argentina)		200,000	84,675
Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina)		215,000	89,326
Buenos Aires (Province of) unsec. FRN
(Argentina Deposit Rates BADLAR + 3.83%),
45.979%, 5/31/22 (Argentina)	ARS	6,180,000	63,997
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	165,116
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)		520,000	322,400
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 7.45%, 9/1/24
(Argentina)		478,000	341,372
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 7.45%, 4/30/44
(Dominican Republic)		305,000	367,906
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		173,333	180,050
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		360,000	436,950
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 1/29/26
(Dominican Republic)		320,000	365,200
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.00%, 7/19/28
(Dominican Republic)		210,000	233,365
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%, 1/25/27
(Dominican Republic)		180,000	198,675
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%, 1/27/25
(Dominican Republic)		270,000	290,250
Ecuador (Republic of) 144A sr. unsec.
notes 9.50%, 3/27/30 (Ecuador)		626,000	584,423

16 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.7%)* cont.	Principal amount		Value

Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		$200,000	$208,240
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	212,832
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%,
1/15/32 (Egypt)		380,000	398,134
Egypt (Arab Republic of) 144A sr. unsec. notes 4.55%,
11/20/23 (Egypt)		340,000	347,119
El Salvador (Republic of) sr. unsec. unsub. notes
Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	263,125
Hellenic (Republic of) sr. unsec. notes 4.375%,
8/1/22 (Greece)	EUR	832,000	1,032,786
Hellenic (Republic of) sr. unsec. notes 3.45%,
4/2/24 (Greece)	EUR	508,000	639,895
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	16,000	22,054
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	62,000	84,672
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	63,000	85,738
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	167,000	226,527
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,108,933	1,491,462
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	633,267	845,037
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	546,533	718,557
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	106,000	138,464
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	500,000	646,997
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	604,753	774,786
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	690,192	855,966
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		$1,045,000	1,161,214
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	578,009
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	240,347
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%, 6/15/33
(Ivory Coast)		1,190,000	1,201,900
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.25%, 3/22/30
(Ivory Coast)	EUR	250,000	285,058
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		$275,000	288,750

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.7%)* cont.	Principal amount		Value

Ivory Coast (Republic of) 144A sr. unsec.
unsub. bonds 5.25%, 3/22/30
(Ivory Coast)	EUR	245,000	$279,362
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		$1,784,000	2,189,546
Russia (Federation of) 144A sr. unsec.
notes 4.50%, 4/4/22 (Russia)		235,000	246,586
Senegal (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		950,000	998,688
South Africa (Republic of) sr. unsec.
unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	294,815
United Mexican States sr. unsec. notes 4.00%,
10/2/23 (Mexico)		220,000	231,887
United Mexican States sr. unsec.
unsub. notes 4.15%, 3/28/27 (Mexico)		250,000	267,367
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	31,138
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †		576,000	66,240
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †		134,000	15,410
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		932,000	107,180
Total foreign government and agency bonds
and notes (cost $24,292,964)			$24,541,721

CONVERTIBLE BONDS AND NOTES (3.7%)* Principal amount			Value

Capital goods (0.1%)
Fortive Corp. 144A cv. company
guaranty sr. unsec. notes 0.875%, 2/15/22		$155,000	$156,740
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		119,000	121,231
			277,971
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24		50,000	49,780
DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26		227,000	218,351
GCI Liberty, Inc. 144A cv. sr. unsec.
bonds 1.75%, 9/30/46		156,000	214,734
RingCentral, Inc. cv. sr. unsec. notes zero %,
3/15/23		29,000	60,822
Vonage Holdings Corp. 144A cv. sr. unsec.
notes 1.75%, 6/1/24		73,000	65,181
			608,868
Consumer cyclicals (0.6%)
Euronet Worldwide, Inc. 144A cv. sr. unsec.
bonds 0.75%, 3/15/49		51,000	60,832
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%,
8/15/23		83,000	103,842
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22		16,000	12,721
Liberty Media Corp. cv. sr. unsec. bonds 1.375%,
10/15/23		92,000	123,795
Liberty Media Corp. cv. sr. unsec. notes 1.00%,
1/30/23		72,000	95,775
Liberty Media Corp. 144A cv. sr. unsec.
unsub. bonds 2.75%, 12/1/49		60,000	62,850
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23		164,000	199,982
Marriott Vacations Worldwide Corp. cv. sr. unsec.
notes 1.50%, 9/15/22		95,000	101,307
Priceline Group, Inc. (The) cv. sr. unsec.
bonds 0.90%, 9/15/21		192,000	221,256

Putnam VT Diversified Income Fund 17

CONVERTIBLE BONDS
AND NOTES (3.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
RH 144A cv. sr. unsec. notes zero %, 9/15/24	$101,000	$119,760
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	84,000	93,763
		1,195,883
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%,
3/15/25	120,000	123,421
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%,
10/1/26	100,000	89,944
IAC Financeco 2, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 6/15/26	176,000	197,349
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	89,000	92,244
Zillow Group, Inc. 144A cv. sr. unsec.
sub. notes 1.375%, 9/1/26	99,000	120,451
		623,409
Energy (—%)
CHC Group, LLC/CHC Finance,
Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17, cost $24,845)	35,887	7,177
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	82,793
		89,970
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	85,000	90,910
Encore Capital Group, Inc. cv. company
guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	72,268
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	75,000	100,899
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	105,000	113,168
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	43,000	42,499
		419,744
Health care (0.5%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec.
sub. notes 0.599%, 8/1/24	80,000	84,520
CONMED Corp. 144A cv. sr. unsec. notes 2.625%,
2/1/24	52,000	71,763
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%,
12/1/23	101,000	149,601
Exact Sciences Corp. cv. sr. unsec. notes 0.375%,
3/15/27	115,000	130,022
Illumina, Inc. cv. sr. unsec. notes zero %,
8/15/23	33,000	36,366
Insulet Corp. 144A cv. sr. unsec. notes 0.375%,
9/1/26	57,000	59,108
Ironwood Pharmaceuticals, Inc.
144A cv. sr. unsec. notes 0.75%, 6/15/24	43,000	50,804
Jazz Investments I, Ltd. cv. company
guaranty sr. unsec. sub. notes 1.50%, 8/15/24
(Ireland)	81,000	81,557
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	58,000	88,815
Pacira
Pharmaceuticals, Inc./Delaware cv. sr. unsec.
sub. notes 2.375%, 4/1/22	58,000	60,292
Supernus Pharmaceuticals, Inc. cv. sr. unsec.
notes 0.625%, 4/1/23	70,000	63,362
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec.
sub. notes 1.75%, 2/15/26	60,000	59,963
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%,
5/15/25	47,000	81,514
		1,017,687

CONVERTIBLE BONDS
AND NOTES (3.7%)* cont.	Principal amount	Value

Technology (1.6%)
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.125%, 5/1/25	$160,000	$176,759
Akamai Technologies, Inc. 144A cv. sr. unsec.
notes 0.375%, 9/1/27	92,000	90,833
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%,
8/1/24	41,000	40,821
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	81,000	85,769
CyberArk Software, Ltd. 144A cv. sr. unsec.
notes zero %, 11/15/24 (Israel)	60,000	61,960
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	82,000	101,818
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	84,000	100,518
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	28,000	47,222
Guidewire Software, Inc. cv. sr. unsec.
sub. notes 1.25%, 3/15/25	53,000	62,281
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	101,000	142,749
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%,
11/1/26	60,000	60,869
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%,
3/1/24	41,000	49,116
Lumentum Holdings, Inc. cv. sr. unsec.
unsub. notes 0.25%, 3/15/24	71,000	103,483
Lumentum Holdings, Inc. 144A cv. sr. unsec.
notes 0.50%, 12/15/26	58,000	62,930
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	85,000	121,125
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	59,000	57,335
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	129,000	143,294
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.625%,
10/15/23	157,000	216,464
Palo Alto Networks, Inc. cv. sr. unsec.
notes 0.75%, 7/1/23	191,000	210,671
Pluralsight, Inc. 144A cv. sr. unsec.
notes 0.375%, 3/1/24	84,000	72,906
Proofpoint, Inc. 144A cv. sr. unsec.
unsub. notes 0.25%, 8/15/24	102,000	105,050
Q2 Holdings, Inc. 144A cv. sr. unsec.
unsub. notes 0.75%, 6/1/26	68,000	78,152
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23	28,000	41,721
SailPoint Technologies Holding, Inc.
144A cv. sr. unsec. notes 0.125%, 9/15/24	48,000	51,636
Silicon Laboratories, Inc. cv. sr. unsec.
notes 1.375%, 3/1/22	38,000	50,457
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	81,000	84,272
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	226,000	278,686
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23,
(acquired 12/20/19, cost $42,268)	27,000	41,214
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%,
9/15/21	125,000	121,563
Verint Systems, Inc. cv. sr. unsec. notes 1.50%,
6/1/21	75,000	80,702
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%,
6/1/23	83,000	104,161
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23
(Israel)	77,000	87,588
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	64,000	81,755
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	97,000	132,299
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%,
6/1/24	79,000	80,481
		3,428,660

18 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (3.7%)* cont.	Principal amount	Value

Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec.
notes 1.125%, 10/15/24	$63,000	$61,300
		61,300
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	103,000	116,776
		116,776

Total convertible bonds and notes (cost $7,478,464)		$7,840,268

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	$2,984,300	$402,552
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	2,984,300	149,454
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,288,200	130,701
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,288,200	76,738
Citibank, N.A.
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	25,783,200	93,593
(2.18775)/3 month USD-
LIBOR-BBA/Mar-25	Mar-20/2.18775	16,167,000	56,423
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	25,783,200	20,111
1.621/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.621	15,780,300	158
Goldman Sachs International
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	189,614
(2.988)/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	67,895
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	3,737,500	65,743
1.71875/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.71875	16,128,000	7,258
JPMorgan Chase Bank N.A.
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500	200,815
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500	196,032
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500	91,047
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500	88,208
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	2,490,200	500,428
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200	498,339
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200	497,891
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	2,490,200	417,731
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600	319,905

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)*cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Morgan Stanley & Co. International PLC cont.
2.764/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	$4,033,600	$317,364
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200	202,388
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200	76,853
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,601,800	17,716
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600	15,529
(2.764)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	4,033,600	15,126
1.598/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.598	12,096,000	12
Toronto-Dominion Bank
(1.715)/3 month USD-
LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715	20,626,600	5,569
UBS AG
(0.153)/6 month EUR-
EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR 4,016,900	137,065
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	$26,814,500	62,478
0.153/6 month EUR-EURIBOR-
Reuters/Sep-29	Sep-24/0.153	EUR 4,016,900	59,972
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	$26,814,500	35,127
1.695/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.695	16,128,000	9,193
Total purchased swap options outstanding (cost $4,624,489)			$5,025,028

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/	Notional	Contract
Counterparty	strike price	amount	amount	Value

Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$7,159,534	AUD 10,202,400	$3,172
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	7,159,534	AUD 10,202,400	3,172
EUR/NOK (Put)	Jan-20/NOK 9.85	5,161,278	EUR 4,601,300	27,272
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments
(Call)	Jan-20/$102.81	3,000,000	$3,000,000	6,297
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments
(Call)	Jan-20/101.34	16,000,000	16,000,000	27,456
Total purchased options outstanding (cost $386,670)				$67,369

SENIOR LOANS (2.0%)* [c]	Principal amount	Value

Basic materials (0.1%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR
USD 3 Month + 3.00%), 4.945%, 1/31/24	$104,105	$104,279
Diamond BC BV bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.927%, 9/6/24	26,775	26,206

Putnam VT Diversified Income Fund 19

SENIOR LOANS (2.0%)* [c] cont.	Principal amount	Value

Basic materials cont.
Messer Industries USA, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.445%,
3/1/26	$69,487	$69,820
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.427%, 2/8/25	22,400	22,495
Solenis International LP bank term loan FRN (BBA
LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	54,861	54,129
		276,929
Capital goods (0.3%)
Berry Global Group, Inc. bank term loan FRN
Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.215%,
7/1/26	94,525	94,748
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.234%, 4/3/24	112,324	111,797
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 4.549%, 3/31/24	56,317	56,326
GFL Environmental, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%,
5/31/25	104,207	104,225
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 4.799%, 3/28/25	103,287	101,402
Vertiv Intermediate Holding II Corp. bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 5.927%, 11/15/23	130,000	129,567
		598,065
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 3.00%), 4.799%, 11/3/24	97,272	97,738
CenturyLink, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%) 4.452%, 1/31/25	104,467	104,801
Intelsat Jackson Holdings SA bank term loan FRN
Ser. B3, (BBA LIBOR USD 3 Month + 3.75%),
5.682%, 11/27/23	55,000	55,014
Sprint Communications, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.813%,
2/3/24	322,856	321,645
WideOpenWest Finance, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%,
8/19/23	69,821	69,181
		648,379
Consumer cyclicals (0.8%)
Cineworld Finance US, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.049%,
2/28/25	78,473	78,299
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.299%, 8/21/26	69,825	70,152
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	111,620	111,899
Diamond Sports Group, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%,
8/24/26	79,800	79,534
Garda World Security Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%,
10/23/26	100,000	100,458
Golden Nugget, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 4.692%, 10/4/23	73,442	73,634
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	82,468	83,160
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.042%, 5/21/24	155,201	53,544
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 5.00%), 6.934%, 10/16/23	57,763	39,676

SENIOR LOANS (2.0%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	$253,626	$252,675
PetSmart, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.74%, 3/11/22	85,000	84,056
Refinitiv US Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.049%,
10/1/25	47,520	47,896
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	75,000	60,000
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	75,630	68,445
Scientific Games International, Inc. bank term
loan FRN Ser. B5, (BBA LIBOR USD 3 Month
+ 2.75%), 4.549%, 8/14/24	59,696	59,792
Talbots, Inc. (The) bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 7.00%), 8.799%, 11/28/22	93,862	92,689
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%,
12/12/26	81,000	81,743
Travelport Finance Luxembourg Sarl bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%),
6.945%, 5/30/26	59,850	55,601
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.799%, 7/24/24	87,536	87,098
		1,580,351
Consumer staples (0.4%)
Albertson’s, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 2.75%), 4.549%, 11/17/25	35,515	35,808
Ascend Learning, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.799%, 7/12/24	135,957	136,637
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%,
6/21/24	257,679	256,666
CEC Entertainment, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 6.50%), 8.299%, 8/30/26	224,438	215,011
IRB Holding Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.216%, 2/5/25	84,356	84,708
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%,
9/7/23	75,308	57,469
		786,299
Energy (0.1%)
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 6.555%,
12/31/22	35,000	30,936
FTS International, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.75%), 6.549%, 4/16/21	1,992	1,710
Lower Cadence Holdings, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.799%,
5/22/26	76,615	75,609
		108,255
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	35,000	35,299
		35,299
Health care (—%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.445%, 4/21/24	63,375	55,189
		55,189
Technology (—%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.00%), 4.909%, 11/1/23	34,989	35,142
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	29,837	29,091
		64,233

20 Putnam VT Diversified Income Fund

SENIOR LOANS (2.0%)* [c] cont.	Principal amount	Value

Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	$55,000	$55,481
		55,481
Total senior loans (cost $4,373,231)		$4,208,480

ASSET-BACKED SECURITIES (1.8%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 2.642%, 11/25/51	$112,000	$112,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 2.592%, 6/25/52	135,000	135,000
Nationstar HECM Loan Trust 144A Ser. 19-2A,
Class M4, 5.682%, 11/26/29 W	425,000	423,800
RMF Buyout Issuance Trust 144A Ser. 19-1,
Class M5, 6.00%, 7/25/29 W	414,000	407,200
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 2.53%, 10/24/20	463,000	463,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 9/24/20	1,008,000	1,008,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 6/24/20	996,000	996,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 2.442%, 8/25/52	285,000	285,000
Total asset-backed securities (cost $3,828,673)		$3,830,000

PREFERRED STOCKS (0.1%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$181,829
Total preferred stocks (cost $175,813)		$181,829

COMMON STOCKS (0.1%)*	Shares	Value
Advanz Pharma Corp., Ltd. (Canada) †	430	$1,252
CHC Group, LLC (Units) (acquired 3/23/17,
cost $10,107) † ΔΔ	697	174
Clear Channel Outdoor Holdings, Inc. †	12,143	34,729
iHeartMedia, Inc. Class A †	5,164	87,272
MWO Holdings, LLC (Units) F	98	3,315
Nine Point Energy F	648	1,296
Tervita Corp. (Canada) †	191	1,090
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	10,369
Tribune Media Co. Class 1C	55,356	30,446
Total common stocks (cost $410,848)		$169,943

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd. F	13	$2,600
Total convertible preferred stocks (cost $13,000)		$2,600

	Principal amount/
SHORT-TERM INVESTMENTS (22.4%)*	shares	Value

Interest in $851,000 tri-party repurchase
agreement dated 12/31/19 with Citigroup Global
Markets, Inc. due 1/2/20 - maturity value
of $851,074 for an effective yield of 1.570%
(collateralized by various mortgage backed
securities with a coupon rate of 4.500% and a
due date of 12/1/49, valued at $876,500)	$851,000	$851,000
Putnam Short Term Investment
Fund 1.72% L	Shares 37,952,196	37,952,196
State Street Institutional U.S. Government
Money Market Fund, Premier Class 1.53% P	Shares 590,000	590,000
U.S. Treasury Bills 1.908%, 1/2/20	$265,000	265,000

SHORT-TERM INVESTMENTS (22.4%)* cont.	Principal amount	Value
U.S. Treasury Bills 1.879%, 3/12/20 # Δ §	$1,661,000	$1,656,147
U.S. Treasury Bills 1.678%, 2/20/20 Δ	79,000	78,837
U.S. Treasury Bills 1.642%, 4/2/20 Δ §	2,643,000	2,632,811
U.S. Treasury Bills 1.631%, 4/9/20 Δ §	529,000	526,804
U.S. Treasury Bills 1.578%, 6/18/20 Δ §	824,000	818,078
U.S. Treasury Bills 1.564%, 5/7/20 Δ §	1,423,000	1,415,411
U.S. Treasury Bills 1.562%, 6/4/20 §	149,000	148,021
U.S. Treasury Bills 1.560%, 6/11/20 §	191,000	189,688
Total short-term investments (cost $47,121,948)		$47,123,993

Total investments (cost $331,692,150)		$332,935,126

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $210,652,460.

† This security is non-income-producing.

†† This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if

ΔΔ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

Putnam VT Diversified Income Fund 21

any, held at the close of the reporting period was $48,565, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $59,820 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,289,215 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,800,045 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $135,866,085 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	89.6%	Dominican Republic	0.6%
Greece	2.3	Ivory Coast	0.6
Brazil	1.3	Canada	0.5
Mexico	0.9	Other	2.8
Indonesia	0.8	Total	100.0%
Argentina	0.6

FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $60,200,712)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/15/20	$222,453	$215,933	$6,520
	Australian Dollar	Sell	1/15/20	222,453	221,788	(665)
	Brazilian Real	Sell	2/4/20	99,842	73,863	(25,979)
	British Pound	Buy	3/18/20	468,946	453,568	15,378
	Canadian Dollar	Buy	1/15/20	226,887	224,499	2,388
	Canadian Dollar	Sell	1/15/20	226,887	224,045	(2,842)
	Czech Koruna	Buy	3/18/20	279,408	275,373	4,035
	Euro	Sell	3/18/20	232,268	227,307	(4,961)
	Japanese Yen	Sell	2/19/20	439,497	436,498	(2,999)
	Mexican Peso	Buy	1/15/20	880,206	831,267	48,939
	Mexican Peso	Sell	1/15/20	880,206	850,920	(29,286)
	Norwegian Krone	Buy	3/18/20	1,088,899	1,041,834	47,065
	Swedish Krona	Sell	3/18/20	659,596	649,535	(10,061)
Barclays Bank PLC
	Canadian Dollar	Buy	1/15/20	1,746,318	1,722,255	24,063
	Canadian Dollar	Sell	1/15/20	1,746,318	1,710,400	(35,918)
	Euro	Sell	3/18/20	1,265,471	1,252,689	(12,782)
	New Zealand Dollar	Buy	1/15/20	763,903	763,779	124
	New Zealand Dollar	Sell	1/15/20	763,903	708,796	(55,107)
	Norwegian Krone	Sell	3/18/20	666,194	656,818	(9,376)
	Swedish Krona	Sell	3/18/20	220,505	219,438	(1,067)
Citibank, N.A.
	Brazilian Real	Sell	2/4/20	40,185	38,810	(1,375)
	Canadian Dollar	Buy	1/15/20	928,032	917,327	10,705

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $60,200,712) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Canadian Dollar	Sell	1/15/20	$928,032	$912,410	$(15,622)
	Euro	Sell	3/18/20	896,955	887,974	(8,981)
	New Zealand Dollar	Buy	1/15/20	367,543	367,471	72
	New Zealand Dollar	Sell	1/15/20	367,543	341,075	(26,468)
	Norwegian Krone	Buy	3/18/20	247,855	237,099	10,756
Credit Suisse International
	Euro	Buy	3/18/20	141,096	139,732	1,364
Goldman Sachs International
	Australian Dollar	Buy	1/15/20	743,033	740,837	2,196
	Australian Dollar	Sell	1/15/20	743,033	718,645	(24,388)
	Brazilian Real	Buy	2/4/20	19,148	7,143	12,005
	British Pound	Sell	3/18/20	725,918	709,822	(16,096)
	Chilean Peso	Buy	1/15/20	819,554	864,642	(45,088)
	Chilean Peso	Sell	1/15/20	819,554	862,212	42,658
	Euro	Sell	3/18/20	13,411	13,317	(94)
	Japanese Yen	Sell	2/19/20	600,656	601,538	882
	New Zealand Dollar	Buy	1/15/20	1,848,557	1,827,193	21,364
	New Zealand Dollar	Sell	1/15/20	1,848,557	1,727,053	(121,504)
	Norwegian Krone	Buy	3/18/20	3,045,345	2,915,052	130,293
	Swedish Krona	Sell	3/18/20	1,201,176	1,177,277	(23,899)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/15/20	888,972	863,457	25,515
	Australian Dollar	Sell	1/15/20	888,972	883,647	(5,325)
	British Pound	Sell	3/18/20	601,813	588,636	(13,177)
	Canadian Dollar	Buy	1/15/20	2,542	2,492	50
	Canadian Dollar	Sell	1/15/20	2,542	2,509	(33)
	Euro	Sell	3/18/20	24,343	24,045	(298)
	New Zealand Dollar	Buy	1/15/20	222,115	218,689	3,426
	New Zealand Dollar	Sell	1/15/20	222,115	211,495	(10,620)
	Norwegian Krone	Sell	3/18/20	341,095	335,693	(5,402)
	Swedish Krona	Sell	3/18/20	761,624	740,639	(20,985)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/15/20	2,738	2,730	8
	Australian Dollar	Sell	1/15/20	2,738	2,681	(57)
	Euro	Sell	3/18/20	197,106	189,056	(8,050)
	Japanese Yen	Sell	2/19/20	220,918	219,062	(1,856)
	New Zealand Dollar	Buy	1/15/20	1,814,557	1,754,040	60,517
	New Zealand Dollar	Sell	1/15/20	1,814,557	1,683,745	(130,812)
	Swedish Krona	Sell	3/18/20	86,320	85,275	(1,045)
	Swiss Franc	Sell	3/18/20	93,469	92,344	(1,125)
NatWest Markets PLC
	Australian Dollar	Buy	1/15/20	1,944,099	1,855,939	88,160
	Australian Dollar	Sell	1/15/20	1,944,099	1,938,207	(5,892)
	British Pound	Buy	3/18/20	443,594	433,140	10,454
	Euro	Buy	3/18/20	219,533	218,286	1,247
	New Zealand Dollar	Buy	1/15/20	223,192	216,062	7,130
	New Zealand Dollar	Sell	1/15/20	223,192	223,133	(59)
	Norwegian Krone	Buy	3/18/20	1,347,873	1,290,397	57,476
	Swedish Krona	Sell	3/18/20	327,087	322,031	(5,056)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/15/20	906,872	835,748	(71,124)
	British Pound	Sell	3/18/20	926,345	917,781	(8,564)

Putnam VT Diversified Income Fund 23

FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $60,200,712) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Canadian Dollar	Sell	1/15/20	$25,569	$17,235	$(8,334)
	Euro	Sell	3/18/20	2,181,698	2,156,861	(24,837)
	Japanese Yen	Sell	2/19/20	2,578,035	2,573,527	(4,508)
	New Zealand Dollar	Buy	1/15/20	219,422	177,160	42,262
	Norwegian Krone	Buy	3/18/20	907,429	855,917	51,512
	Swedish Krona	Sell	3/18/20	2,900,567	2,863,102	(37,465)
Toronto-Dominion Bank
	Canadian Dollar	Sell	1/15/20	442,221	422,433	(19,788)
	Euro	Buy	3/18/20	221,787	219,639	2,148
	Swedish Krona	Sell	3/18/20	442,970	435,777	(7,193)
UBS AG
	Australian Dollar	Sell	1/15/20	745,209	762,111	16,902
	British Pound	Sell	3/18/20	444,391	437,888	(6,503)
	Japanese Yen	Sell	2/19/20	436,667	436,168	(499)
	New Zealand Dollar	Buy	1/15/20	845,774	796,649	49,125
	Swedish Krona	Sell	3/18/20	441,191	434,432	(6,759)
WestPac Banking Corp.
	Australian Dollar	Buy	1/15/20	813,580	776,644	36,936
	Australian Dollar	Sell	1/15/20	813,580	805,522	(8,058)
	British Pound	Sell	3/18/20	679,594	672,398	(7,196)
	Euro	Buy	3/18/20	220,886	218,547	2,339
	Euro	Sell	3/18/20	220,773	220,509	(264)
Unrealized appreciation						836,014
Unrealized (depreciation)						(895,442)
Total						$(59,428)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/19	contracts	amount	Value	date	(depreciation)
Euro-Schatz
2 yr (Short)	38	$4,769,906	$4,769,906	Mar-20	$1,842
U.S. Treasury
Bond Ultra 30 yr
(Long)	7	1,271,594	1,271,594	Mar-20	(42,891)
U.S. Treasury
Note 2 yr (Long)	32	6,896,000	6,896,000	Mar-20	(4,822)
U.S. Treasury
Note 5 yr (Short)	67	7,946,828	7,946,828	Mar-20	28,638
Unrealized appreciation					30,480
Unrealized (depreciation)					(47,713)
Total					$(17,233)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $4,837,128)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(1.706)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.706	$7,890,100	$473
1.999/3 month
USD-LIBOR-BBA/Mar-25	Mar-20/1.999	8,083,500	60,707
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300	111,073
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300	188,809

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $4,837,128) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount		Value
Goldman Sachs International
(1.81875)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.81875	$8,064,000		$15,241
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	14,950,100		62,342
1.722/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	80,488
(1.722)/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	158,415
JPMorgan Chase Bank N.A.
1.667/6 month EUR-
EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	80,173
(1.667)/6 month EUR-
EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	359,989
Morgan Stanley & Co. International PLC
(1.668)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.668	$6,048,000		6
2.7225/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,933,600		59
2.715/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,933,600		147
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	6,407,200		13,711
1.868/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.868	8,064,000		19,757

24 Putnam VT Diversified Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $4,837,128) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	$1,100,100	$25,896
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100	26,809
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200	52,287
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100	97,161
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100	99,658
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200	182,188
(2.715)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,933,600	223,980
(2.7225)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,933,600	226,151
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	2,490,200	370,915
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	2,490,200	458,197
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	2,490,200	458,247
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	2,490,200	460,092
Toronto-Dominion Bank
1.8055/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.8055	4,125,300	37,086

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $4,837,128) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount		Value
UBS AG
(1.80)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.80	$8,064,000		$16,289
(0.385)/6 month
EUR-EURIBOR-Reuters/
Sep-34	Sep-24/0.385	EUR	2,008,500	66,822
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	$2,990,900		128,968
0.385/6 month
EUR-EURIBOR-Reuters/
Sep-34	Sep-24/0.385	EUR	2,008,500	145,382
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	$2,990,900		183,821
Total				$4,411,339

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $60,625)

	Expiration	Notional	Contract
Counterparty	date/strike price	Amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jan-20/$102.81	$3,000,000	$3,000,000	$3,720
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Jan-20/101.34	16,000,000	16,000,000	9,952
Total				$13,672

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19
Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	$(235,473)	$115,604
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	71,320
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	57,964
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(19,979)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(25,735)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(90,912)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	70,191
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(40,558)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$725,000	(93,344)	18,386
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81		12,125,200	(24,250)	3,153
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(50,554)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		16,111,500	(215,894)	(62,996)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		16,111,500	(215,894)	(96,347)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	55,698
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99		8,083,500	9,700	(1,455)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(60,150)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	15,233
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115		12,125,200	(26,675)	4,486
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,233,400	(45,672)	2,069

Putnam VT Diversified Income Fund 25

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 cont.
Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International cont.
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$596,900	$(75,359)	$(37,963)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	(67,185)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	(92,802)
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915		8,083,500	14,793	2,102
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	144,710
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	134,711
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	20,721
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	20,688
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		9,328,700	(11,381)	653
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		9,328,700	(1,324,955)	(42,072)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(44,638)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(48,928)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(73,361)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(342,898)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	1,058,807	40,207
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	933	466
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	359,901	(1,306)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	102,336	(2,146)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	146,588
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	17,139
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	(18,108)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	(27,906)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(58,087)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(84,370)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	83,994
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(39,957)
UBS AG
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	10,304
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(206,008)	1,437
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(77,276)	1,409
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(20,875)
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	18,877
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	5,089
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	(8,381)
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(15,032)
Unrealized appreciation					1,063,199
Unrealized (depreciation)					(1,474,701)
Total					$(411,502)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19			Principal	Settlement
(proceeds receivable $20,086,094)			amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50			$12,000,000	1/14/20	$12,172,500
Uniform Mortgage-Backed Securities, 2.50%, 1/1/50			8,000,000	1/14/20	7,911,875
Total					$20,084,375

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,580,000	$431,842	$(54)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$434,980
				Quarterly
9,328,700	945,277	(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(1,038,073)
					BBA — Quarterly
5,149,400	532,149	(73)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	575,895
				Quarterly
7,462,900	822,613	(164,749)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	664,132
				Quarterly
27,986,000	14,553	(14,061)	1/22/20	3 month USD-LIBOR-BBA —	2.86% — Semiannually	246,193
				Quarterly
686,100	11,315 E	(4)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	11,311
				Quarterly
1,775,800	27,782 E	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(27,792)
					BBA — Quarterly
1,343,300	93,181	(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(103,509)
					BBA — Quarterly
3,717,300	93,888 E	(752)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	93,136
				Quarterly
1,285,100	21,133 E	(220)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	20,914
				Quarterly
571,969	47,634 E	(8)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	47,626
				Quarterly
1,099,300	75,371 E	(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(75,387)
					BBA — Quarterly
885,600	105,745 E	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(105,775)
					BBA — Quarterly
2,315,300	26,494 E	(13)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	26,481
				Quarterly
3,398,600	39,567 E	(19)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	39,548
				Quarterly
1,061,300	145,098 E	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-	(145,134)
					BBA — Quarterly
700,900	14,893 E	(16)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	14,877
				Quarterly
2,674,400	59,773 E	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(59,811)
					BBA — Quarterly
1,684,700	14,669 E	(19)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	14,650
				Quarterly
140,900	5,368 E	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(5,373)
					BBA — Quarterly
3,209,200	43,696 E	(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(43,742)
					BBA — Quarterly
726,700	3,377 E	(10)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	(3,387)
					BBA — Quarterly
742,900	18,766 E	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(18,791)
					BBA — Quarterly
3,162,000	1,489 E	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-	(1,507)
					BBA — Quarterly
774,100	6,337 E	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(6,348)
					BBA — Quarterly
2,426,700	70,690 E	(83)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(70,773)
					BBA — Quarterly
1,032,500	49,506 E	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	49,471
					BBA — Quarterly
4,473,000	58,945	(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-	43,889
					BBA — Quarterly
4,473,000	60,216	(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-	45,239
					BBA — Quarterly
15,648,000	501,910	25,044	12/18/26	3 month USD-LIBOR-BBA —	1.30% — Semiannually	(481,073)
				Quarterly

Putnam VT Diversified Income Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$1,380,600	$155,054 E	$(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	$155,007
						BBA — Quarterly
	79,914,000	125,705	39,528	12/18/21	3 month USD-LIBOR-BBA —	1.60% — Semiannually	(99,006)
					Quarterly
	16,111,500	166,512	(130)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-	107,047
						BBA — Quarterly
	16,111,500	142,619	(130)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-	167,271
						BBA — Quarterly
	8,064,000	110,775	(33,573)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-	77,818
						BBA — Quarterly
	16,510,000	6,934	(40)	11/29/20	Federal funds effective rate	Secured overnight	(7,797)
					US — Quarterly	funding rate — Quarterly
	4,032,000	87,015	(53)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-	88,103
						BBA — Quarterly
	2,161,200	45,335	(31)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-	45,422
						BBA — Quarterly
	2,435,300	51,119 E	(34)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-	51,085
						BBA — Quarterly
	14,970,000	5,838	(36)	12/5/20	Federal funds effective rate	Secured overnight	(6,497)
					US — Quarterly	funding rate — Quarterly
	1,774,100	20,448	(25)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-	20,554
						BBA — Quarterly
	3,759,000	15,363	(30)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-	15,986
						BBA — Quarterly
	184,134,900	177,322 E	(156,995)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-	20,327
						BBA — Quarterly
	3,181,000	68,503 E	42,621	3/18/50	3 month USD-LIBOR-BBA —	2.00% — Semiannually	(25,882)
					Quarterly
	34,194,800	474,658 E	256,838	3/18/30	3 month USD-LIBOR-BBA —	1.75% — Semiannually	(217,819)
					Quarterly
	564,500	4,033 E	(8)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-	4,025
						BBA — Quarterly
	629,000	5,586 E	(9)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-	5,577
						BBA — Quarterly
	3,759,000	17,784	(30)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-	18,343
						BBA — Quarterly
	5,203,000	7,393 E	(20,501)	3/18/25	3 month USD-LIBOR-BBA —	1.70% — Semiannually	(27,894)
					Quarterly
	21,216,000	197,054 E	22,524	3/18/30	1.80% — Semiannually	3 month USD-LIBOR-	219,580
						BBA — Quarterly
	25,840,900	185,176 E	68,253	3/18/25	3 month USD-LIBOR-BBA —	1.58% — Semiannually	(116,923)
					Quarterly
	1,297,500	33,905 E	11,882	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-	45,787
						BBA — Quarterly
	985,000	15,482 E	2,200	3/18/30	3 month USD-LIBOR-BBA —	1.73% — Semiannually	(13,283)
					Quarterly
	3,759,000	8,924	(30)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-	9,386
						BBA — Quarterly
	75,976,000	380,792 E	(218,260)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-	162,531
						BBA — Quarterly
	970,000	5,276 E	(14)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	(5,290)
					Quarterly
	2,748,400	5,060	(36)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-	5,172
						BBA — Quarterly
	1,293,400	2,201	(17)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-	2,254
						BBA — Quarterly
AUD	9,492,000	9,665	(24)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-	11,415
						BBSW — Quarterly
AUD	1,968,000	26,912	(18)	10/30/29	6 month AUD-BBR-BBSW —	1.305% — Semiannually	(26,374)
					Semiannually

28 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
AUD	9,518,000	$8,476	$(24)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-	$10,119
						BBSW — Quarterly
AUD	1,968,000	24,331	(18)	10/30/29	6 month AUD-BBR-BBSW —	1.325% — Semiannually	(23,746)
					Semiannually
AUD	6,000	59 E	(23)	3/18/30	6 month AUD-BBR-BBSW —	1.40% — Semiannually	(82)
					Semiannually
AUD	70,000	496 E	(20)	3/18/25	1.00% — Semiannually	6 month AUD-BBR-	475
						BBSW — Semiannually
CAD	17,840,000	84,450	(50)	8/15/21	3 month CAD-BA-CDOR —	1.61% — Semiannually	(102,911)
					Semiannually
CAD	1,874,000	84,437	(19)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR —	86,991
						Semiannually
CAD	5,942,500	85,086	(42)	9/18/24	3 month CAD-BA-CDOR —	1.638% — Semiannually	(89,524)
					Semiannually
CAD	5,942,500	86,738	(42)	9/18/24	3 month CAD-BA-CDOR —	1.63% — Semiannually	(91,280)
					Semiannually
CAD	924,000	30,185	(9)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR —	30,629
						Semiannually
CAD	1,958,000	10,511 E	10,489	3/18/30	2.10% — Semiannually	3 month CAD-BA-CDOR —	21,000
						Semiannually
CAD	30,364,000	67,998 E	(33,604)	3/18/25	3 month CAD-BA-CDOR —	2.00% — Semiannually	(101,601)
					Semiannually
CHF	2,639,000	49,044	(22)	8/9/24	0.8475% plus 6 month CHF-	—	(49,660)
					LIBOR-BBA — Semiannually
CHF	1,283,000	19,204	(10)	9/13/24	0.765% plus 6 month CHF-	—	(18,961)
					LIBOR-BBA — Semiannually
CHF	7,339,000	4,565 E	(31,526)	3/18/25	0.40% plus 6 month CHF-	—	(26,961)
					LIBOR-BBA — Semiannually
CHF	1,019,000	1,272 E	(7,621)	3/18/30	0.10% plus 6 month CHF-	—	(8,893)
					LIBOR-BBA — Semiannually
CZK	76,657,000	57,288	(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR —	(88,562)
						Semiannually
CZK	180,699,000	77,620	(29)	8/9/21	6 month CZK-PRIBOR —	1.6625% — Annually	(94,201)
					Semiannually
CZK	73,214,000	116,548	(26)	8/9/24	6 month CZK-PRIBOR —	1.28% — Annually	(128,135)
					Semiannually
EUR	347,600	79,884 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-	(79,897)
						REUTERS — Semiannually
EUR	472,900	107,184 E	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	107,165
					REUTERS — Semiannually
EUR	522,000	103,536 E	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-	(103,556)
						REUTERS — Semiannually
EUR	528,600	95,521 E	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-	(95,541)
						REUTERS — Semiannually
EUR	653,200	97,314 E	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-	(97,339)
						REUTERS — Semiannually
EUR	636,800	119,270 E	(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	119,246
					REUTERS — Semiannually
EUR	679,000	88,426 E	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-	(88,452)
						REUTERS — Semiannually
EUR	503,000	50,316 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-	(50,335)
						REUTERS — Semiannually
EUR	458,800	38,214 E	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-	(38,231)
						REUTERS — Semiannually
EUR	307,000	15,437 E	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-	(15,449)
						REUTERS — Semiannually
EUR	1,018,300	76,672 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-	76,633
						REUTERS — Semiannually
EUR	614,700	100,094 E	(23)	6/6/54	6 month EUR-EURIBOR-	0.207% — Annually	(100,117)
					REUTERS — Semiannually

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	864,500	$112,455 E	$(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-	$112,423
						REUTERS — Semiannually
EUR	3,959,000	58,881	(35)	10/11/24	—	0.4047% plus 6 month	58,953
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	13,640,000	54,223E	125,022	3/18/30	0.20% — Annually	6 month EUR-EURIBOR-	179,244
						REUTERS — Semiannually
EUR	4,638,000	3,506 E	18,717	3/18/25	—	0.10% plus 6 month EUR-	22,223
						EURIBOR-REUTERS —
						Semiannually
EUR	3,365,700	50,091 E	(127)	2/19/50	6 month EUR-EURIBOR-	0.595% — Annually	(50,218)
					REUTERS — Semiannually
GBP	5,325,000	10,150	(24)	9/18/21	6 month GBP-LIBOR-BBA —	0.712% — Semiannually	(12,574)
					Semiannually
GBP	1,080,000	52,855	(19)	9/18/29	0.616% — Semiannually	6 month GBP-LIBOR-	53,706
						BBA — Semiannually
GBP	14,188,000	6,409 E	(14,504)	3/18/25	6 month GBP-LIBOR-BBA —	0.90% — Semiannually	(8,096)
					Semiannually
GBP	15,000	141 E	(212)	3/18/30	6 month GBP-LIBOR-BBA —	1.10% — Semiannually	(71)
					Semiannually
JPY	39,192,500	19,906 E	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-	(19,917)
						BBA — Semiannually
NOK	49,767,000	63,909	(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-	64,199
						NIBR — Semiannually
NOK	26,102,000	61,324	(41)	7/1/29	6 month NOK-NIBOR-NIBR —	1.82% — Annually	(60,268)
					Semiannually
NOK	23,463,000	6,965 E	(1,272)	3/18/25	1.95% — Annually	6 month NOK-NIBOR-	5,693
						NIBR — Semiannually
NOK	46,348,000	32,974 E	2,036	3/18/30	2.00% — Annually	6 month NOK-NIBOR-	35,010
						NIBR — Semiannually
NZD	11,763,000	10,160	(29)	8/7/21	3 month NZD-BBR-FRA —	1.15% — Semiannually	10,929
					Quarterly
NZD	4,320,000	10,461	(23)	12/13/24	3 month NZD-BBR-FRA —	1.3625% — Semiannually	(10,316)
					Quarterly
NZD	4,320,000	6,840	(23)	12/17/24	3 month NZD-BBR-FRA —	1.39% — Semiannually	(6,733)
					Quarterly
NZD	11,471,000	25,267 E	(22,018)	3/18/25	1.40% — Semiannually	3 month NZD-BBR-FRA —	3,250
						Quarterly
NZD	7,429,000	26,321 E	(20,997)	3/18/30	1.75% — Semiannually	3 month NZD-BBR-FRA —	5,324
						Quarterly
NZD	4,320,000	11,136	(23)	12/18/24	3 month NZD-BBR-FRA —	1.36% — Semiannually	(11,076)
					Quarterly
SEK	84,037,000	27,886 E	(3,359)	3/18/25	0.35% — Annually	3 month SEK-STIBOR-	24,528
						SIDE — Quarterly
SEK	56,017,000	36,667 E	11,308	3/18/30	0.65% — Annually	3 month SEK-STIBOR-	47,976
						SIDE — Quarterly
Total			$(110,378)				$230,805

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$554,235	$554,890	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$1,228
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
pools — Monthly
96,548	96,662	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	214
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
pools — Monthly

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$83,468	$83,567	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$185
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
454,424	454,622	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	767
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
7,264,410	7,250,930	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(2,972)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
873,918	876,039	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	3,385
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
106,503	106,580	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	235
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
268,870	270,438	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(2,065)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
4,574,435	4,577,483	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(12,020)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
101,264	100,452	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(157)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
71,135	69,733	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(647)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
58,511	57,794	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	81
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
122,033	121,841	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,315)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
59,544	59,454	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	615
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
45,463	45,394	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	469
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
35,831	35,776	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	370
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
46,389	44,925	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(939)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
78,594	78,549	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	874
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
11,274	11,268	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	125
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
6,996	6,992	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	78
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
678,536	677,277	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(278)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
433,596	432,792	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(177)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$262,751	$262,263	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(108)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
284,979	284,451	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(117)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
154,423	154,189	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,594
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
80,963	80,840	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	836
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
310,950	311,157	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(817)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
129,309	128,273	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	200
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
129,200	127,862	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(25)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
72,734	71,418	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(608)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
67,196	66,657	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	104
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
53,957	53,525	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	84
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
47,441	46,583	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(397)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
36,403	35,745	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(304)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
316,182	313,134	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	391
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
129,534	128,285	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	160
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
137,980	136,290	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	192
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
85,903	85,767	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(926)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
94,645	94,496	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,020)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
82,808	82,683	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	855
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
310,950	311,157	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(817)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$13,993	$14,002	$—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	$(37)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
37,286	37,311	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(98)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
81,808	81,863	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(215)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
152,054	152,156	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(400)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
182,443	182,564	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(479)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
217,778	217,923	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(572)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
298,342	298,541	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(784)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
103,540	101,068	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,528
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
150,073	147,359	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,254)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
119,809	117,643	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,001)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
73,538	72,208	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(615)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
94,802	94,042	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(147)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
231,359	229,128	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	286
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
229,902	225,371	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(2,091)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
198,735	194,819	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,808)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
176,561	173,081	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,606)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
176,561	173,081	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,606)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
128,566	127,327	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	159
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
328,428	324,405	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	457
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
125,643	125,445	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,354)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$85,189	$82,499	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$(1,724)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
65,358	63,294	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,322)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
33,376	32,322	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(675)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
32,682	31,650	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(661)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
12,459	12,065	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(252)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
44,216	44,190	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	492
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
32,602	32,583	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	363
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,312	2,311	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	26
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
273,837	270,483	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(381)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
207,898	205,352	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(289)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
43,183	42,654	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(60)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
125,643	125,445	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,354)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
299,048	298,594	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	(3,087)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
54,396	53,961	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(84)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
499,998	490,956	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	4,179
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
109,344	108,115	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(57)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
852,893	836,084	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	7,757
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		28,289
Upfront premium (paid)		—		Unrealized (depreciation)		(49,722)
Total		$—		Total		$(21,433)

34 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,935,000	$369,712	$(94)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP	$369,617
						excluding tobacco — At
						maturity
EUR	1,558,000	150,345	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	150,345
						excluding tobacco — At
						maturity
EUR	1,558,000	43,900	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(43,900)
						excluding tobacco — At
						maturity
EUR	5,099,000	113,127	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(113,187)
						excluding tobacco — At
						maturity
EUR	3,935,000	113,282	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP	(113,333)
						excluding tobacco — At
						maturity
EUR	5,099,000	114,277	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(114,336)
						excluding tobacco — At
						maturity
EUR	5,099,000	114,666	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	(114,726)
						excluding tobacco — At
						maturity
EUR	5,099,000	115,049	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(115,109)
						excluding tobacco — At
						maturity
GBP	3,154,000	188,773	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	188,706
						Price Index — At maturity
GBP	2,460,000	45,023	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	44,966
						Price Index — At maturity
GBP	3,493,000	30,116	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail	30,070
						Price Index — At maturity
GBP	3,532,000	27,561	(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	27,478
						Price Index — At maturity
GBP	1,892,000	21,119	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	21,075
						Price Index — At maturity
GBP	1,747,000	14,551	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail	14,528
						Price Index — At maturity
GBP	883,000	13,931	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	13,911
						Price Index — At maturity
GBP	1,747,000	10,744	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail	10,744
						Price Index — At maturity
GBP	949,000	216,997	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail	(217,047)
						Price Index — At maturity
	$5,026,000	42,339	(51)	11/21/24	(1.71%) — At maturity	USA Non Revised	42,288
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,513,000	22,398	(25)	11/29/24	(1.703%) — At maturity	USA Non Revised	22,373
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,513,000	13,369	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised	13,344
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
Total			$(878)				$117,807

Putnam VT Diversified Income Fund 35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$5,468	$80,000	$4,088	5/11/63	300 bp — Monthly	$1,427
CMBX NA BBB–.6 Index	BBB–/P	10,546	175,000	8,943	5/11/63	300 bp — Monthly	1,706
CMBX NA BBB–.6 Index	BBB–/P	21,545	349,000	17,834	5/11/63	300 bp — Monthly	3,915
CMBX NA BBB–.6 Index	BBB–/P	20,577	361,000	18,447	5/11/63	300 bp — Monthly	2,340
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB–/P	1,050	5,000	566	5/11/63	500 bp — Monthly	489
CMBX NA BB.6 Index	BB–/P	1,463	12,000	1,358	5/11/63	500 bp — Monthly	116
CMBX NA BB.6 Index	BB–/P	10,640	56,000	6,339	5/11/63	500 bp — Monthly	4,355
CMBX NA BB.6 Index	BB–/P	19,676	99,000	11,207	5/11/63	500 bp — Monthly	8,566
CMBX NA BB.6 Index	BB–/P	31,728	196,000	22,187	5/11/63	500 bp — Monthly	9,731
CMBX NA BB.6 Index	BB–/P	74,086	301,000	34,073	5/11/63	500 bp — Monthly	40,305
CMBX NA BB.6 Index	BB–/P	146,290	772,000	87,390	5/11/63	500 bp — Monthly	59,650
CMBX NA BB.7 Index	BB/P	2,455	27,000	1,037	1/17/47	500 bp — Monthly	1,445
CMBX NA BB.7 Index	BB/P	14,579	105,000	4,032	1/17/47	500 bp — Monthly	10,650
CMBX NA BB.7 Index	BB/P	28,277	220,000	8,448	1/17/47	500 bp — Monthly	20,043
CMBX NA BB.7 Index	BB/P	36,719	304,000	11,674	1/17/47	500 bp — Monthly	25,341
CMBX NA BBB–.6 Index	BBB–/P	339	4,000	204	5/11/63	300 bp — Monthly	137
CMBX NA BBB–.6 Index	BBB–/P	1,066	12,000	613	5/11/63	300 bp — Monthly	460
CMBX NA BBB–.6 Index	BBB–/P	1,453	17,000	869	5/11/63	300 bp — Monthly	594
CMBX NA BBB–.6 Index	BBB–/P	1,385	18,000	920	5/11/63	300 bp — Monthly	476
CMBX NA BBB–.6 Index	BBB–/P	2,544	25,000	1,278	5/11/63	300 bp — Monthly	1,281
CMBX NA BBB–.6 Index	BBB–/P	2,398	27,000	1,380	5/11/63	300 bp — Monthly	1,034
CMBX NA BBB–.6 Index	BBB–/P	2,914	34,000	1,737	5/11/63	300 bp — Monthly	1,197
CMBX NA BBB–.6 Index	BBB–/P	3,990	39,000	1,993	5/11/63	300 bp — Monthly	2,020
CMBX NA BBB–.6 Index	BBB–/P	3,674	43,000	2,197	5/11/63	300 bp — Monthly	1,502
CMBX NA BBB–.6 Index	BBB–/P	4,088	45,000	2,300	5/11/63	300 bp — Monthly	1,815
CMBX NA BBB–.6 Index	BBB–/P	4,670	48,000	2,453	5/11/63	300 bp — Monthly	2,245
CMBX NA BBB–.6 Index	BBB–/P	4,289	71,000	3,628	5/11/63	300 bp — Monthly	702
CMBX NA BBB–.6 Index	BBB–/P	5,797	73,000	3,730	5/11/63	300 bp — Monthly	2,109
CMBX NA BBB–.6 Index	BBB–/P	7,379	81,000	4,139	5/11/63	300 bp — Monthly	3,287
CMBX NA BBB–.6 Index	BBB–/P	20,249	222,000	11,344	5/11/63	300 bp — Monthly	9,034
CMBX NA BBB–.6 Index	BBB–/P	20,578	225,000	11,498	5/11/63	300 bp — Monthly	9,212
CMBX NA BBB–.6 Index	BBB–/P	24,626	272,000	13,899	5/11/63	300 bp — Monthly	10,886
CMBX NA BBB–.6 Index	BBB–/P	30,769	329,000	16,812	5/11/63	300 bp — Monthly	14,149
CMBX NA BBB–.6 Index	BBB–/P	297,873	3,146,000	160,761	5/11/63	300 bp — Monthly	138,948
Credit Suisse International
CMBX NA BB.7 Index	BB/P	22,204	166,000	6,374	1/17/47	500 bp — Monthly	15,991
CMBX NA BBB–.6 Index	BBB–/P	8,950	81,000	4,139	5/11/63	300 bp — Monthly	4,858
CMBX NA BBB–.6 Index	BBB–/P	19,778	179,000	9,147	5/11/63	300 bp — Monthly	10,736
CMBX NA BBB–.6 Index	BBB–/P	683,295	7,272,000	371,599	5/11/63	300 bp — Monthly	315,938
CMBX NA BBB–.7 Index	BBB–/P	133,712	1,809,000	8,321	1/17/47	300 bp — Monthly	143,089
CMBX NA BBB–.7 Index	BBB–/P	34,676	528,000	2,429	1/17/47	300 bp — Monthly	37,413
Goldman Sachs International
CMBX NA BBB–.6 Index	BBB–/P	13,478	87,000	4,446	5/11/63	300 bp — Monthly	9,083
CMBX NA BB.6 Index	BB–/P	7,421	62,000	7,018	5/11/63	500 bp — Monthly	463
CMBX NA BB.6 Index	BB–/P	12,155	104,000	11,773	5/11/63	500 bp — Monthly	483
CMBX NA BB.6 Index	BB–/P	24,050	208,000	23,546	5/11/63	500 bp — Monthly	707
CMBX NA BBB–.6 Index	BBB–/P	3,254	28,000	1,431	5/11/63	300 bp — Monthly	1,840
CMBX NA BBB–.6 Index	BBB–/P	6,209	59,000	3,015	5/11/63	300 bp — Monthly	3,228
CMBX NA BBB–.6 Index	BBB–/P	5,920	59,000	3,015	5/11/63	300 bp — Monthly	2,939
CMBX NA BBB–.6 Index	BBB–/P	6,856	62,000	3,168	5/11/63	300 bp — Monthly	3,724
CMBX NA BBB–.6 Index	BBB–/P	5,978	69,000	3,526	5/11/63	300 bp — Monthly	2,493
CMBX NA BBB–.6 Index	BBB–/P	4,769	70,000	3,577	5/11/63	300 bp — Monthly	1,233
CMBX NA BBB–.6 Index	BBB–/P	8,842	79,000	4,037	5/11/63	300 bp — Monthly	4,851

36 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$9,574	$87,000	$4,446	5/11/63	300 bp — Monthly	$5,179
CMBX NA BBB–.6 Index	BBB–/P	8,117	94,000	4,803	5/11/63	300 bp — Monthly	3,368
CMBX NA BBB–.6 Index	BBB–/P	16,293	98,000	5,008	5/11/63	300 bp — Monthly	11,342
CMBX NA BBB–.6 Index	BBB–/P	8,608	102,000	5,212	5/11/63	300 bp — Monthly	3,455
CMBX NA BBB–.6 Index	BBB–/P	13,886	102,000	5,212	5/11/63	300 bp — Monthly	8,733
CMBX NA BBB–.6 Index	BBB–/P	8,150	103,000	5,263	5/11/63	300 bp — Monthly	2,947
CMBX NA BBB–.6 Index	BBB–/P	16,916	113,000	5,774	5/11/63	300 bp — Monthly	11,207
CMBX NA BBB–.6 Index	BBB–/P	16,910	115,000	5,877	5/11/63	300 bp — Monthly	11,101
CMBX NA BBB–.6 Index	BBB–/P	13,259	119,000	6,081	5/11/63	300 bp — Monthly	7,248
CMBX NA BBB–.6 Index	BBB–/P	13,360	123,000	6,285	5/11/63	300 bp — Monthly	7,147
CMBX NA BBB–.6 Index	BBB–/P	13,309	123,000	6,285	5/11/63	300 bp — Monthly	7,095
CMBX NA BBB–.6 Index	BBB–/P	10,857	131,000	6,694	5/11/63	300 bp — Monthly	4,239
CMBX NA BBB–.6 Index	BBB–/P	13,452	134,000	6,847	5/11/63	300 bp — Monthly	6,683
CMBX NA BBB–.6 Index	BBB–/P	6,776	139,000	7,103	5/11/63	300 bp — Monthly	(246)
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	7,307	5/11/63	300 bp — Monthly	8,733
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	7,307	5/11/63	300 bp — Monthly	8,733
CMBX NA BBB–.6 Index	BBB–/P	12,743	151,000	7,716	5/11/63	300 bp — Monthly	5,115
CMBX NA BBB–.6 Index	BBB–/P	21,242	153,000	7,818	5/11/63	300 bp — Monthly	13,513
CMBX NA BBB–.6 Index	BBB–/P	17,887	160,000	8,176	5/11/63	300 bp — Monthly	9,804
CMBX NA BBB–.6 Index	BBB–/P	8,601	166,000	8,483	5/11/63	300 bp — Monthly	119
CMBX NA BBB–.6 Index	BBB–/P	25,922	172,000	8,789	5/11/63	300 bp — Monthly	17,233
CMBX NA BBB–.6 Index	BBB–/P	9,024	173,000	8,840	5/11/63	300 bp — Monthly	284
CMBX NA BBB–.6 Index	BBB–/P	20,787	192,000	9,811	5/11/63	300 bp — Monthly	11,088
CMBX NA BBB–.6 Index	BBB–/P	31,126	222,000	11,344	5/11/63	300 bp — Monthly	19,911
CMBX NA BBB–.6 Index	BBB–/P	11,031	228,000	11,651	5/11/63	300 bp — Monthly	(487)
CMBX NA BBB–.6 Index	BBB–/P	11,359	229,000	11,702	5/11/63	300 bp — Monthly	(209)
CMBX NA BBB–.6 Index	BBB–/P	28,369	233,000	11,906	5/11/63	300 bp — Monthly	16,598
CMBX NA BBB–.6 Index	BBB–/P	30,867	280,000	14,308	5/11/63	300 bp — Monthly	16,723
CMBX NA BBB–.6 Index	BBB–/P	32,901	315,000	16,097	5/11/63	300 bp — Monthly	16,989
CMBX NA BBB–.7 Index	BBB–/P	165,569	2,240,000	10,304	1/17/47	300 bp — Monthly	177,180
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB–/P	16,524	78,000	8,830	5/11/63	500 bp — Monthly	7,770
CMBX NA BB.6 Index	BB–/P	30,266	143,000	16,188	5/11/63	500 bp — Monthly	14,217
CMBX NA BB.10 Index	BB–/P	17,412	217,000	12,716	5/11/63	500 bp — Monthly	4,906
CMBX NA BB.6 Index	BB–/P	18,412	123,000	13,924	5/11/63	500 bp — Monthly	4,608
CMBX NA BB.6 Index	BB–/P	67,995	323,000	36,564	5/11/63	500 bp — Monthly	31,745
CMBX NA BBB–.6 Index	BBB–/P	494	5,000	256	5/11/63	300 bp — Monthly	241
CMBX NA BBB–.6 Index	BBB–/P	704	7,000	358	5/11/63	300 bp — Monthly	351
CMBX NA BBB–.6 Index	BBB–/P	712	8,000	409	5/11/63	300 bp — Monthly	308
CMBX NA BBB–.6 Index	BBB–/P	497	8,000	409	5/11/63	300 bp — Monthly	93
CMBX NA BBB–.6 Index	BBB–/P	1,451	23,000	1,175	5/11/63	300 bp — Monthly	290
CMBX NA BBB–.6 Index	BBB–/P	4,391	44,000	2,248	5/11/63	300 bp — Monthly	2,168
CMBX NA BBB–.6 Index	BBB–/P	7,310	76,000	3,884	5/11/63	300 bp — Monthly	3,471
CMBX NA BBB–.6 Index	BBB–/P	7,379	81,000	4,139	5/11/63	300 bp — Monthly	3,287
CMBX NA BBB–.6 Index	BBB–/P	10,466	92,000	4,701	5/11/63	300 bp — Monthly	5,819
CMBX NA BBB–.6 Index	BBB–/P	9,978	100,000	5,110	5/11/63	300 bp — Monthly	4,927
CMBX NA BBB–.6 Index	BBB–/P	1,001,198	7,568,000	386,725	5/11/63	300 bp — Monthly	618,889
Merrill Lynch International
CMBX NA BB.6 Index	BB–/P	30,329	187,000	21,168	5/11/63	500 bp — Monthly	9,342
CMBX NA BBB–.6 Index	BBB–/P	10,586	117,000	5,979	5/11/63	300 bp — Monthly	4,675
CMBX NA BBB–.6 Index	BBB–/P	10,221	134,000	6,847	5/11/63	300 bp — Monthly	3,452
CMBX NA BBB–.6 Index	BBB–/P	126,525	1,417,000	72,409	5/11/63	300 bp — Monthly	54,943

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	$30,298	$205,000	$10,476	5/11/63	300 bp — Monthly	$19,942
CMBX NA BBB–.6 Index	BBB–/P	30,343	205,000	10,476	5/11/63	300 bp — Monthly	19,987
CMBX NA BBB–.6 Index	BBB–/P	30,013	206,000	10,527	5/11/63	300 bp — Monthly	19,607
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	11,242	5/11/63	300 bp — Monthly	19,318
CMBX NA BBB–.6 Index	BBB–/P	39,598	281,000	14,359	5/11/63	300 bp — Monthly	25,403
CMBX NA BBB–.6 Index	BBB–/P	60,891	411,000	21,002	5/11/63	300 bp — Monthly	40,128
CMBX NA BBB–.6 Index	BBB–/P	60,834	411,000	21,002	5/11/63	300 bp — Monthly	40,071
CMBX NA BBB–.6 Index	BBB–/P	60,246	412,000	21,053	5/11/63	300 bp — Monthly	39,433
CMBX NA BBB–.6 Index	BBB–/P	90,712	616,000	31,478	5/11/63	300 bp — Monthly	59,594
CMBX NA BBB–.6 Index	BBB–/P	89,899	617,000	31,529	5/11/63	300 bp — Monthly	58,730
CMBX NA BBB–.6 Index	BBB–/P	121,341	822,000	42,004	5/11/63	300 bp — Monthly	79,817
CMBX NA A.6 Index	A/P	61	6,000	93	5/11/63	200 bp — Monthly	156
CMBX NA BB.6 Index	BB–/P	7,658	63,000	7,132	5/11/63	500 bp — Monthly	588
CMBX NA BB.6 Index	BB–/P	35,608	145,000	16,414	5/11/63	500 bp — Monthly	19,335
CMBX NA BB.6 Index	BB–/P	71,706	291,000	32,941	5/11/63	500 bp — Monthly	39,047
CMBX NA BBB–.6 Index	BBB–/P	421	4,000	204	5/11/63	300 bp — Monthly	219
CMBX NA BBB–.6 Index	BBB–/P	962	9,000	460	5/11/63	300 bp — Monthly	507
CMBX NA BBB–.6 Index	BBB–/P	1,116	9,000	460	5/11/63	300 bp — Monthly	661
CMBX NA BBB–.6 Index	BBB–/P	1,693	16,000	818	5/11/63	300 bp — Monthly	885
CMBX NA BBB–.6 Index	BBB–/P	2,545	21,000	1,073	5/11/63	300 bp — Monthly	1,484
CMBX NA BBB–.6 Index	BBB–/P	2,322	27,000	1,380	5/11/63	300 bp — Monthly	958
CMBX NA BBB–.6 Index	BBB–/P	2,866	30,000	1,533	5/11/63	300 bp — Monthly	1,351
CMBX NA BBB–.6 Index	BBB–/P	3,756	31,000	1,584	5/11/63	300 bp — Monthly	2,190
CMBX NA BBB–.6 Index	BBB–/P	3,920	32,000	1,635	5/11/63	300 bp — Monthly	2,304
CMBX NA BBB–.6 Index	BBB–/P	2,259	36,000	1,840	5/11/63	300 bp — Monthly	440
CMBX NA BBB–.6 Index	BBB–/P	4,101	42,000	2,146	5/11/63	300 bp — Monthly	1,979
CMBX NA BBB–.6 Index	BBB–/P	3,612	42,000	2,146	5/11/63	300 bp — Monthly	1,490
CMBX NA BBB–.6 Index	BBB–/P	8,054	62,000	3,168	5/11/63	300 bp — Monthly	4,922
CMBX NA BBB–.6 Index	BBB–/P	8,057	63,000	3,219	5/11/63	300 bp — Monthly	4,875
CMBX NA BBB–.6 Index	BBB–/P	7,405	65,000	3,322	5/11/63	300 bp — Monthly	4,122
CMBX NA BBB–.6 Index	BBB–/P	4,290	73,000	3,730	5/11/63	300 bp — Monthly	602
CMBX NA BBB–.6 Index	BBB–/P	8,494	75,000	3,833	5/11/63	300 bp — Monthly	4,705
CMBX NA BBB–.6 Index	BBB–/P	6,468	76,000	3,884	5/11/63	300 bp — Monthly	2,629
CMBX NA BBB–.6 Index	BBB–/P	9,418	80,000	4,088	5/11/63	300 bp — Monthly	5,377
CMBX NA BBB–.6 Index	BBB–/P	7,856	88,000	4,497	5/11/63	300 bp — Monthly	3,410
CMBX NA BBB–.6 Index	BBB–/P	7,346	96,000	4,906	5/11/63	300 bp — Monthly	2,496
CMBX NA BBB–.6 Index	BBB–/P	12,438	105,000	5,366	5/11/63	300 bp — Monthly	7,134
CMBX NA BBB–.6 Index	BBB–/P	15,936	106,000	5,417	5/11/63	300 bp — Monthly	10,581
CMBX NA BBB–.6 Index	BBB–/P	19,323	114,000	5,825	5/11/63	300 bp — Monthly	13,564
CMBX NA BBB–.6 Index	BBB–/P	17,877	120,000	6,132	5/11/63	300 bp — Monthly	11,815
CMBX NA BBB–.6 Index	BBB–/P	14,904	127,000	6,490	5/11/63	300 bp — Monthly	8,488
CMBX NA BBB–.6 Index	BBB–/P	17,414	136,000	6,950	5/11/63	300 bp — Monthly	10,543
CMBX NA BBB–.6 Index	BBB–/P	17,102	151,000	7,716	5/11/63	300 bp — Monthly	9,474
CMBX NA BBB–.6 Index	BBB–/P	18,117	158,000	8,074	5/11/63	300 bp — Monthly	10,135
CMBX NA BBB–.6 Index	BBB–/P	17,993	159,000	8,125	5/11/63	300 bp — Monthly	9,960
CMBX NA BBB–.6 Index	BBB–/P	21,251	160,000	8,176	5/11/63	300 bp — Monthly	13,168
CMBX NA BBB–.6 Index	BBB–/P	15,340	164,000	8,380	5/11/63	300 bp — Monthly	7,055
CMBX NA BBB–.6 Index	BBB–/P	23,629	195,000	9,965	5/11/63	300 bp — Monthly	13,779
CMBX NA BBB–.6 Index	BBB–/P	29,442	210,000	10,731	5/11/63	300 bp — Monthly	18,833
CMBX NA BBB–.6 Index	BBB–/P	37,275	251,000	12,826	5/11/63	300 bp — Monthly	24,595
CMBX NA BBB–.6 Index	BBB–/P	34,570	326,000	16,659	5/11/63	300 bp — Monthly	18,102
Upfront premium received		5,037,598	Unrealized appreciation				2,853,493
Upfront premium (paid)		—	Unrealized (depreciation)				(942)
Total		$5,037,598	Total				$2,852,551

38 Putnam VT Diversified Income Fund

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$93	5/11/63	(200 bp) — Monthly	$(152)
CMBX NA BB.10 Index	(10,541)	101,000	5,919	11/17/59	(500 bp) — Monthly	(4,720)
CMBX NA BB.10 Index	(9,210)	84,000	4,922	11/17/59	(500 bp) — Monthly	(4,370)
CMBX NA BB.11 Index	(39,386)	304,000	16,355	11/18/54	(500 bp) — Monthly	(23,327)
CMBX NA BB.11 Index	(7,726)	107,000	5,757	11/18/54	(500 bp) — Monthly	(2,074)
CMBX NA BB.11 Index	(9,803)	104,000	5,595	11/18/54	(500 bp) — Monthly	(4,309)
CMBX NA BB.11 Index	(3,231)	47,000	2,529	11/18/54	(500 bp) — Monthly	(748)
CMBX NA BB.6 Index	(7,360)	64,000	7,245	5/11/63	(500 bp) — Monthly	(177)
CMBX NA BB.8 Index	(6,208)	50,000	5,710	10/17/57	(500 bp) — Monthly	(547)
CMBX NA BB.9 Index	(154,004)	1,492,000	62,067	9/17/58	(500 bp) — Monthly	(93,387)
CMBX NA BB.9 Index	(13,872)	215,000	8,944	9/17/58	(500 bp) — Monthly	(5,137)
CMBX NA BB.9 Index	(6,129)	95,000	3,952	9/17/58	(500 bp) — Monthly	(2,270)
Credit Suisse International
CMBX NA BB.10 Index	(28,019)	210,000	12,306	11/17/59	(500 bp) — Monthly	(15,917)
CMBX NA BB.10 Index	(24,973)	210,000	12,306	11/17/59	(500 bp) — Monthly	(12,871)
CMBX NA BB.10 Index	(13,797)	111,000	6,505	11/17/59	(500 bp) — Monthly	(7,401)
CMBX NA BB.7 Index	(14,579)	826,000	93,503	5/11/63	(500 bp) — Monthly	78,121
CMBX NA BB.7 Index	(46,385)	282,000	10,829	1/17/47	(500 bp) — Monthly	(35,831)
CMBX NA BB.7 Index	(25,825)	140,000	5,376	1/17/47	(500 bp) — Monthly	(20,585)
CMBX NA BB.9 Index	(81,802)	816,000	33,946	9/17/58	(500 bp) — Monthly	(48,649)
Goldman Sachs International
CMBX NA BB.6 Index	(29,155)	285,000	32,262	5/11/63	(500 bp) — Monthly	2,830
CMBX NA BB.7 Index	(27,088)	179,000	6,874	1/17/47	(500 bp) — Monthly	(20,388)
CMBX NA BB.6 Index	(36,089)	247,000	27,960	5/11/63	(500 bp) — Monthly	(8,368)
CMBX NA BB.7 Index	(38,548)	228,000	8,755	1/17/47	(500 bp) — Monthly	(30,015)
CMBX NA BB.7 Index	(35,390)	216,000	8,294	1/17/47	(500 bp) — Monthly	(27,306)
CMBX NA BB.7 Index	(26,396)	130,000	4,992	1/17/47	(500 bp) — Monthly	(21,531)
CMBX NA BB.7 Index	(6,572)	36,000	1,382	1/17/47	(500 bp) — Monthly	(5,225)
CMBX NA BB.9 Index	(3,025)	19,000	790	9/17/58	(500 bp) — Monthly	(2,253)
CMBX NA BB.9 Index	(1,438)	9,000	374	9/17/58	(500 bp) — Monthly	(1,072)
CMBX NA BB.9 Index	(1,264)	8,000	333	9/17/58	(500 bp) — Monthly	(939)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(9,067)	133,000	7,155	11/18/54	(500 bp) — Monthly	(2,041)
CMBX NA BB.11 Index	(6,067)	89,000	4,788	11/18/54	(500 bp) — Monthly	(1,366)
CMBX NA BB.12 Index	(19,788)	217,000	12,564	8/17/61	(500 bp) — Monthly	(7,434)
CMBX NA BB.6 Index	(10,826)	77,000	8,716	5/11/63	(500 bp) — Monthly	(2,185)
CMBX NA BB.6 Index	(9,349)	65,000	7,358	5/11/63	(500 bp) — Monthly	(2,054)
CMBX NA BB.7 Index	(112,882)	892,000	34,253	1/17/47	(500 bp) — Monthly	(79,496)
CMBX NA BB.9 Index	(5,421)	128,000	5,325	9/17/58	(500 bp) — Monthly	(221)
CMBX NA BB.9 Index	(6,400)	111,000	4,618	9/17/58	(500 bp) — Monthly	(1,890)
CMBX NA BB.9 Index	(5,661)	40,000	1,664	9/17/58	(500 bp) — Monthly	(4,036)
CMBX NA BB.9 Index	(4,735)	30,000	1,248	9/17/58	(500 bp) — Monthly	(3,516)
CMBX NA BB.9 Index	(2,118)	15,000	624	9/17/58	(500 bp) — Monthly	(1,509)
CMBX NA BB.9 Index	(2,340)	15,000	624	9/17/58	(500 bp) — Monthly	(1,731)
CMBX NA BB.9 Index	(153)	1,000	42	9/17/58	(500 bp) — Monthly	(113)
CMBX NA BBB–.7 Index	(8,184)	173,000	796	1/17/47	(300 bp) — Monthly	(9,080)
CMBX NA BBB–.7 Index	(96,491)	2,543,000	11,698	1/17/47	(300 bp) — Monthly	(109,673)

Putnam VT Diversified Income Fund 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(12,006)	$101,000	$5,919	11/17/59	(500 bp) — Monthly	$(6,185)
CMBX NA BB.10 Index	(10,644)	101,000	5,919	11/17/59	(500 bp) — Monthly	(4,824)
CMBX NA BB.9 Index	(1,393)	651,000	27,082	9/17/58	(500 bp) — Monthly	25,056
CMBX NA BB.9 Index	(5,706)	134,000	5,574	9/17/58	(500 bp) — Monthly	(262)
CMBX NA BB.9 Index	(4,319)	87,000	3,619	9/17/58	(500 bp) — Monthly	(784)
CMBX NA BBB–.7 Index	(20,241)	247,000	1,136	1/17/47	(300 bp) — Monthly	(21,521)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	248	1/17/47	(300 bp) — Monthly	(5,782)
CMBX NA BB.10 Index	(10,593)	101,000	5,919	11/17/59	(500 bp) — Monthly	(4,772)
CMBX NA BB.11 Index	(2,478)	26,000	1,399	11/18/54	(500 bp) — Monthly	(1,104)
CMBX NA BB.12 Index	(6,864)	96,000	5,558	8/17/61	(500 bp) — Monthly	(1,399)
CMBX NA BB.12 Index	(4,892)	67,000	3,879	8/17/61	(500 bp) — Monthly	(1,078)
CMBX NA BB.12 Index	(1,797)	22,000	1,274	9/17/58	(500 bp) — Monthly	(545)
CMBX NA BB.7 Index	(50,136)	260,000	9,984	1/17/47	(500 bp) — Monthly	(40,404)
CMBX NA BB.7 Index	(33,786)	168,000	6,451	1/17/47	(500 bp) — Monthly	(27,498)
CMBX NA BB.7 Index	(25,026)	124,000	4,762	1/17/47	(500 bp) — Monthly	(20,385)
CMBX NA BB.7 Index	(15,718)	84,000	3,226	1/17/47	(500 bp) — Monthly	(12,574)
CMBX NA BB.7 Index	(4,165)	80,000	3,072	1/17/47	(500 bp) — Monthly	(1,171)
CMBX NA BB.9 Index	(5,897)	97,000	4,035	9/17/58	(500 bp) — Monthly	(1,956)
CMBX NA BB.9 Index	(5,966)	97,000	4,035	9/17/58	(500 bp) — Monthly	(2,025)
CMBX NA BB.9 Index	(6,987)	93,000	3,869	9/17/58	(500 bp) — Monthly	(3,209)
CMBX NA BB.9 Index	(5,417)	88,000	3,661	9/17/58	(500 bp) — Monthly	(1,841)
CMBX NA BB.9 Index	(3,470)	70,000	2,912	9/17/58	(500 bp) — Monthly	(626)
CMBX NA BB.9 Index	(3,294)	61,000	2,538	9/17/58	(500 bp) — Monthly	(816)
CMBX NA BB.9 Index	(3,517)	40,000	1,664	9/17/58	(500 bp) — Monthly	(1,892)
CMBX NA BB.9 Index	(3,164)	37,000	1,539	9/17/58	(500 bp) — Monthly	(1,661)
CMBX NA BB.9 Index	(4,610)	32,000	1,331	9/17/58	(500 bp) — Monthly	(3,310)
CMBX NA BB.9 Index	(3,579)	23,000	957	9/17/58	(500 bp) — Monthly	(2,645)
CMBX NA BB.9 Index	(2,565)	17,000	707	9/17/58	(500 bp) — Monthly	(1,874)
CMBX NA BB.9 Index	(2,406)	16,000	666	9/17/58	(500 bp) — Monthly	(1,756)
CMBX NA BB.9 Index	(1,641)	12,000	499	9/17/58	(500 bp) — Monthly	(1,153)
CMBX NA BB.9 Index	(1,464)	11,000	458	9/17/58	(500 bp) — Monthly	(1,017)
CMBX NA BB.9 Index	(1,223)	9,000	374	9/17/58	(500 bp) — Monthly	(857)
CMBX NA BB.9 Index	(908)	6,000	250	9/17/58	(500 bp) — Monthly	(664)
CMBX NA BB.9 Index	(908)	6,000	250	9/17/58	(500 bp) — Monthly	(664)
CMBX NA BBB–.7 Index	(5,016)	79,000	363	1/17/47	(300 bp) — Monthly	(5,425)
Upfront premium received	—		Unrealized appreciation			106,007
Upfront premium (paid)	(1,284,651)		Unrealized (depreciation)			(809,593)
Total	$(1,284,651)		Total			$(703,586)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

40 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,090	$—	$—
Consumer cyclicals	122,001	30,446	—
Energy	—	174	4,611
Health care	1,252	—	—
Utilities and power	—	10,369	—
Total common stocks	124,343	40,989	4,611
Asset-backed securities	—	3,830,000	—
Convertible bonds and notes	—	7,840,268	—
Convertible preferred stocks	—	—	2,600
Corporate bonds and notes	—	42,753,905	181
Foreign government and agency bonds and notes	—	24,541,721	—
Mortgage-backed securities	—	77,462,843	—
Preferred stocks	—	181,829	—
Purchased options outstanding	—	67,369	—
Purchased swap options outstanding	—	5,025,028	—
Senior loans	—	4,208,480	—
U.S. government and agency mortgage obligations	—	119,614,431	—
U.S. treasury obligations	—	112,535	—
Short-term investments	38,542,196	8,581,797	—
Totals by level	$38,666,539	$294,261,195	$7,392

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(59,428)	$—
Futures contracts	(17,233)	—	—
Written options outstanding	—	(13,672)	—
Written swap options outstanding	—	(4,411,339)	—
Forward premium swap option contracts	—	(411,502)	—
TBA sale commitments	—	(20,084,375)	—
Interest rate swap contracts	—	341,183	—
Total return swap contracts	—	97,252	—
Credit default contracts	—	(1,603,982)	—
Totals by level	$(17,233)	$(26,145,863)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 41

Statement of assets and liabilities
12/31/19

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $293,739,954)	$294,982,930
Affiliated issuers (identified cost $37,952,196) (Note 5)	37,952,196
Cash	51,883
Foreign currency (cost $13,667) (Note 1)	13,768
Interest and other receivables	2,703,509
Receivable for shares of the fund sold	462,866
Receivable for investments sold	226,402
Receivable for sales of TBA securities (Note 1)	1,563
Receivable for variation margin on futures contracts (Note 1)	3,070
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,063,199
Unrealized appreciation on forward currency contracts (Note 1)	836,014
Unrealized appreciation on OTC swap contracts (Note 1)	2,987,789
Premium paid on OTC swap contracts (Note 1)	1,284,651
Total assets	342,569,840

Liabilities
Payable for investments purchased	225,603
Payable for purchases of TBA securities (Note 1)	96,377,504
Payable for shares of the fund repurchased	152,986
Payable for compensation of Manager (Note 2)	97,281
Payable for custodian fees (Note 2)	124,353
Payable for investor servicing fees (Note 2)	24,201
Payable for Trustee compensation and expenses (Note 2)	118,494
Payable for administrative services (Note 2)	2,011
Payable for distribution fees (Note 2)	30,400
Payable for variation margin on futures contracts (Note 1)	99,955
Unrealized depreciation on OTC swap contracts (Note 1)	860,257
Premium received on OTC swap contracts (Note 1)	5,037,598
Unrealized depreciation on forward currency contracts (Note 1)	895,442
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,474,701
Written options outstanding, at value (premiums $4,897,753) (Note 1)	4,425,011
TBA sale commitments, at value (proceeds receivable $20,086,094) (Note 1)	20,084,375
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,695,082
Other accrued expenses	192,126
Total liabilities	131,917,380

Net assets	$210,652,460

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$256,016,226
Total distributable earnings (Note 1)	(45,363,766)
Total — Representing net assets applicable to capital shares outstanding	$210,652,460

Computation of net asset value Class IA
Net assets	$66,012,283
Number of shares outstanding	10,542,878
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.26

Computation of net asset value Class IB
Net assets	$144,640,177
Number of shares outstanding	23,053,251
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.27

The accompanying notes are an integral part of these financial statements.

42 Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/19

Investment income
Interest (including interest income of $848,190 from investments in affiliated issuers) (Note 5)	$10,815,331
Dividends	14,645
Total investment income	10,829,976

Expenses
Compensation of Manager (Note 2)	1,101,548
Investor servicing fees (Note 2)	142,873
Custodian fees (Note 2)	106,453
Trustee compensation and expenses (Note 2)	5,510
Distribution fees (Note 2)	345,572
Administrative services (Note 2)	5,909
Auditing and tax fees	164,297
Other	90,813
Total expenses	1,962,975

Expense reduction (Note 2)	(1,424)
Net expenses	1,961,551

Net investment income	8,868,425

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(464,992)
Foreign currency transactions (Note 1)	(37,772)
Forward currency contracts (Note 1)	(685,635)
Futures contracts (Note 1)	323,070
Swap contracts (Note 1)	3,281,270
Written options (Note 1)	(2,392,217)
Total net realized gain	23,724
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	4,837,634
Assets and liabilities in foreign currencies	14,672
Forward currency contracts	814,425
Futures contracts	(54,745)
Swap contracts	5,267,928
Written options	2,008,626
Total change in net unrealized appreciation	12,888,540

Net gain on investments	12,912,264

Net increase in net assets resulting from operations	$21,780,689

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 43

Statement of changes in net assets
	Year ended	Year ended
	12/31/19	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$8,868,425	$10,671,989
Net realized gain (loss) on investments and foreign currency transactions	23,724	(2,361,252)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	12,888,540	(9,720,021)
Net increase (decrease) in net assets resulting from operations	21,780,689	(1,409,284)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,368,140)	(3,170,313)
Class IB	(4,410,819)	(5,754,359)
Increase (decrease) from capital share transactions (Note 4)	102,566	(4,126,189)
Total increase (decrease) in net assets	15,104,296	(14,460,145)
Net assets:
Beginning of year	195,548,164	210,008,309
End of year	$210,652,460	$195,548,164

The accompanying notes are an integral part of these financial statements.

44 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/19	$5.82	.27	.39	.66	(.22)	(.22)	$6.26	11.56	$66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79 [f]	5.89 [f]	846
12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876
Class IB
12/31/19	$5.83	.26	.38	.64	(.20)	(.20)	$6.27	11.23	$144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[f]	5.63 [f]	846
12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Notes to financial statements 12/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through December 31, 2019.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at

46 Putnam VT Diversified Income Fund

the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $876,500 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

Putnam VT Diversified Income Fund 47

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

48 Putnam VT Diversified Income Fund

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,472,667 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,289,215 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$33,272,067	$16,532,541	$49,804,608

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,282,718 to increase undistributed net investment income, $947 to increase paid-in capital and $1,283,665 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$12,277,788
Unrealized depreciation	(21,211,907)
Net unrealized depreciation	(8,934,119)
Undistributed ordinary income	13,818,423
Capital loss carryforward	(49,804,608)
Cost for federal income tax purposes	$315,702,002

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 43.1% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.540% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam VT Diversified Income Fund 49

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$46,129
Class IB	96,744
Total	$142,873

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,424 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $141, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,253,115,337	$2,189,991,370
U.S. government securities
(Long-term)	—	—
Total	$2,253,115,337	$2,189,991,370

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/19		Year ended 12/31/18		Year ended 12/31/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	378,454	$2,290,023	281,364	$1,718,544	3,825,044	$23,066,484	5,615,230	$34,177,537
Shares issued in connection with
reinvestment of distributions	405,503	2,368,140	530,153	3,170,313	751,417	4,410,819	959,060	5,754,359
	783,957	4,658,163	811,517	4,888,857	4,576,461	27,477,303	6,574,290	39,931,896
Shares repurchased	(1,413,212)	(8,521,842)	(1,570,862)	(9,514,426)	(3,900,222)	(23,511,058)	(6,498,759)	(39,432,516)
Net increase (decrease)	(629,255)	$(3,863,679)	(759,345)	$(4,625,569)	676,239	$3,966,245	75,531	$499,380

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	12/31/19
Short-term investments
Putnam Short Term Investment
Fund*	$26,991,482	$67,809,864	$56,849,150	$848,190	$37,952,196
Total Short-term investments	$26,991,482	$67,809,864	$56,849,150	$848,190	$37,952,196

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and

50 Putnam VT Diversified Income Fund

values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers.

The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$64,700,000
Purchased currency option contracts (contract amount)	$17,200,000
Purchased swap option contracts (contract amount)	$522,700,000
Written TBA commitment option contracts (contract amount)	$82,000,000
Written currency option contracts (contract amount)	$13,900,000
Written swap option contracts (contract amount)	$442,600,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$146,400,000
OTC interest rate swap contracts (notional)	$2,900,000
Centrally cleared interest rate swap contracts (notional)	$782,600,000
OTC total return swap contracts (notional)	$27,000,000
Centrally cleared total return swap contracts (notional)	$80,800,000
OTC credit default contracts (notional)	$56,800,000
Centrally cleared credit default contracts (notional)	$5,200,000
Warrants (number of warrants)	200

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$621,028	Payables	$2,225,010
Foreign exchange contracts	Investments, Receivables	869,630	Payables	895,442
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	12,214,146*	Unrealized depreciation	11,570,676*
Total		$13,704,804		$14,691,128

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$199,624	$199,624
Foreign exchange contracts	—	252,588	—	(685,635)	—	$(433,047)
Equity contracts	47	—	—	—	—	$47
Interest rate contracts	—	(90,482)	323,070	—	3,081,646	$3,314,234
Total	$47	$162,106	$323,070	$(685,635)	$3,281,270	$3,080,858

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,131,913	$3,131,913
Foreign exchange contracts	—	(272,704)	—	814,425	—	$541,721
Equity contracts	(69)	—	—	—	—	$(69)
Interest rate contracts	—	(198,598)	(54,745)	—	2,136,015	$1,882,672
Total	$(69)	$(471,302)	$(54,745)	$814,425	$5,267,928	$5,556,237

Putnam VT Diversified Income Fund 51

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return
swap contracts*#	—	8,626	—	—	4,416	—	3,311	—	—	11,936	—	—	—	—	—	—	—	28,289
OTC Credit default contracts —
protection sold*#	—	—	—	—	12,114	—	11,611	—	—	—	—	95	—	—	—	—	—	23,820
OTC Credit default contracts —
protection purchased*#	—	—	—	126,404	172,247	—	90,698	—	—	87,215	47,069	73,575	—	—	—	—	—	597,208
Futures contracts§	—	—	—	—	—	—	—	—	—	3,070	—	—	—	—	—	—	—	3,070
Forward currency contracts#	124,325	24,187	21,533	—	1,364	—	209,398	28,991	60,525	—	—	—	164,467	93,774	2,148	66,027	39,275	836,014
Forward premium swap
option contracts #	244,888	70,191	77,237	—	—	—	23,890	—	362,156	—	—	247,721	—	—	—	37,116	—	1,063,199
Purchased swap options**#	759,445	—	170,285	—	—	—	330,510	—	576,102	—	—	2,879,282	—	—	5,569	303,835	—	5,025,028
Purchased options**#	—	—	3,172	—	—	—	30,444	—	33,753	—	—	—	—	—	—	—	—	67,369
Repurchase agreements**	—	—	—	851,000	—	—	—	—	—	—	—	—	—	—	—	—	—	851,000
Total Assets	$1,128,658	$103,004	$272,227	$977,404	$190,141	$—	$699,862	$28,991	$1,032,536	$102,221	$47,069	$3,200,673	$164,467	$93,774	$7,717	$406,978	$39,275	$8,494,997
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return
swap contracts*#	—	20,115	563	—	4,214	817	18,701	—	2,084	3,228	—	—	—	—	—	—	—	49,722
OTC Credit default contracts —
protection sold*#	48,748	—	—	425,265	386,704	—	297,483	—	—	492,099	105,249	453,319	—	—	—	—	—	2,208,867
OTC Credit default contracts —
protection purchased*#	—	—	—	96	—	—	—	—	—	14,078	1,280	689	—	—	—	—	—	16,143
Futures contracts§	—	—	—	—	—	—	—	—	—	99,955	—	—	—	—	—	—	—	99,955
Forward currency contracts#	76,793	114,250	52,446	—	—	—	231,069	55,840	142,945	—	—	—	11,007	154,832	26,981	13,761	15,518	895,442
Forward premium swap
option contracts #	136,626	40,558	271,502	—	—	—	197,950	—	555,349	—	—	228,428	—	—	—	44,288	—	1,474,701
Written swap options #	—	—	361,062	—	—	—	316,486	—	440,162	—	—	2,715,261	—	—	37,086	541,282	—	4,411,339
Written options #	—	—	—	—	—	—	—	—	13,672	—	—	—	—	—	—	—	—	13,672
Total Liabilities	$262,167	$174,923	$685,573	$425,361	$390,918	$817	$1,061,689	$55,840	$1,154,212	$609,360	$106,529	$3,397,697	$11,007	$154,832	$64,067	$599,331	$15,518	$9,169,841
Total Financial and Derivative
Net Assets	$866,491	$(71,919)	$(413,346)	$552,043	$(200,777)	$(817)	$(361,827)	$(26,849)	$(121,676)	$(507,139)	$(59,460)	$(197,024)	$153,460	$(61,058)	$(56,350)	$(192,353)	$23,757	$(674,844)
Total collateral
received (pledged)†##	$866,491	$—	$(394,206)	$497,061	$(200,777)	$—	$(353,384)	$—	$590,000	$(442,778)	$(59,460)	$(197,024)	$112,535	$—	$—	$(111,384)	$—
Net amount	$—	$(71,919)	$(19,140)	$54,982	$—	$(817)	$(8,443)	$(26,849)	$(711,676)	$(64,361)	$—	$—	$40,925	$(61,058)	$(56,350)	$(80,969)	$23,757
Controlled collateral received
(including TBA commitments)**	$992,547	$—	$—	$—	$—	$—	$—	$—	$590,000	$—	$—	$—	$112,535	$—	$—	$—	$—	$1,695,082
Uncontrolled collateral received	$—	$—	$—	$876,500	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$876,500
Collateral (pledged) (including
TBA commitments)**	$—	$—	$(394,206)	$(379,439)	$(254,617)	$—	$(353,384)	$—	$—	$(442,778)	$(111,530)	$(241,877)	$—	$—	$—	$(111,384)	$—	$(2,289,215)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $59,820 and $4,800,045, respectively.

52 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 53

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

54 Putnam VT Diversified Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Director of the Rohatyn Group, an emerging-market fund complex that manages money for institutions; a director and Treasurer of the Sun Valley Writers Conference, a literary not-for-profit organization; trustee of the New York Society Library; and a trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage and distribution of petroleum products; director of Devon Energy Corporation, an independent natural gas and oil exploration and production company; Chair of the Board of Trustees of Mount Holyoke College; member of the Finance Committee of the Children's Hospital of Colorado; Treasurer and Chair of the Finance Committee of the Board of The Denver Foundation; Senior Advisor for First Reserve, an energy private equity firm; previously a director of UNS Energy Corporation, a publicly held electric and gas utility in Arizona; and previously a director of SM Energy Corporation, a publicly held U.S. exploration and production company.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation; and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Formerly, a Senior Advisor to these entities.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Putnam VT Diversified Income Fund 55

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial Officer,
Vice President and Chief Compliance Officer	Since 2004	Principal Accounting Officer, and Assistant
Since 2016		Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance,Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

56 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 57

This report has been prepared for the shareholders	TR502
of Putnam VT Diversified Income Fund.	VTAN028 319806 2/20

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2019	$142,879	$ —	$13,661	$ —
December 31, 2018	$134,406	$548*	$23,152	$ —

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2019 and December 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $171,336 and $640,182 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2019	$ —	$157,675	$ —	$ —
December 31, 2018	$ —	$616,482	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2020